UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6609

Date of fiscal year end:  November 30, 2014

Date of reporting period:  November 30, 2014

Item 1. Reports to Stockholders.

PIA Funds

– PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

– PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

Annual Report

November 30, 2014

PIA Funds

Dear Shareholder:

We are pleased to provide you with this annual report for the twelve-month period ended November 30, 2014 regarding the PIA BBB Bond Fund and the PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”) for which Pacific Income Advisers, Inc. (PIA) is the adviser.

During the twelve months ended November 30, 2014, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	8.85%
PIA MBS Bond Fund	5.17%

As stated in the current prospectus, as supplemented, the PIA BBB Bond Fund’s gross expense ratio is 0.14% and the PIA MBS Bond Fund’s gross expense ratio is 0.22%

PIA has agreed to temporarily waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses) of each of the PIA BBB Bond Fund and the PIA MBS Bond Fund do not exceed 0.15% of each Fund’s average daily net assets through at least March 29, 2016.

PIA BBB Bond Fund
The return of the PIA BBB Bond Fund for the twelve-month period ended November 30, 2014 was 8.85%.  This exceeded the 8.72% return of the Fund’s index, the Barclays Capital U.S. Credit Baa Bond Index.  The Fund has a strategy of using a broad diversification of BBB rated issuers, industry sectors and range of maturities.  The bonds held in the Fund represent over 160 different issuers.  The Barclays Capital U.S. Credit Baa Bond Index has over 500 issuers.  The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers.  In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark.  While the top 20 issuers in the index are represented in the Fund, for the remainder issuers in the benchmark, only a subset is represented in the Fund, based on market conditions and liquidity.  This will cause some modest variability in the returns of the Fund relative to those of its benchmark.  For the twelve-month period ended November 30, 2014, the issuers represented in the Fund had on average a better performance than the ones that the Fund was not invested in, which contributed to the small outperformance by the Fund.

PIA MBS Bond Fund
The return of the PIA MBS Bond Fund for the twelve-month period ended November 30, 2014 of 5.17% was lower than the Barclays Capital U.S. MBS Fixed Rate Index return of 5.47%.  The Fund has a broad diversification of coupons and mortgage sectors.  The Fund’s shorter duration structure, due to its emphasis on higher coupon securities was the main reason for the lower performance relative to the benchmark, as interest rates declined and the yield curve flattened during the period.  The Fund was overweighted in the 30 year Fannie Mae and Freddie Mac sector, and was underweighted in the 30 year Ginnie Mae sector due to the better risk-adjusted yield of Fannie Mae and Freddie Macs, which was a positive factor for returns, as both sectors produced better excess returns than Ginnie Mae securities for the period.  The use of dollar rolls for selective coupons that offered attractive breakeven rates added to returns.  The Fund had an allocation to non-agency AAA and AA rated floating rate securities with shorter durations that modestly lagged the returns on the index as the yield flattened.  We expect these securities to add value to the Fund during a period of rising interest rates, as their coupons adjust higher.

PIA Funds

Bond Market in Review
The Gross Domestic Product’s (GDP) quarter over quarter rate of growth was 5.0% for the third quarter of 2014, higher than the 4.6% during the second quarter of 2014, aided by higher personal consumption.  With the unemployment rate at 5.8% and inflation under control, aided by the decline in oil prices, the Federal Reserve Board maintained its easier monetary policy by keeping the Federal Funds Rate close to zero.  Inflation, as measured by the Consumer Price Index, increased to 1.3% year over year as of November 2014, up from a 1.0% pace year over year at October 2013.

Yields on 2-year Treasury notes and 5-year Treasury bonds rose by 19 and 11 basis points (bp), respectively, from November 30, 2013 to November 30, 2014.  Yield on 30-year Treasuries decreased by 92 bp.  Inflation being under control, as well as the decline in oil prices, the strengthening of the U.S. dollar and geopolitical uncertainties, all contributed to the flattening of the yield curve.

Spreads on BBB rated bonds over Treasuries declined during the period from 176 bp to 167 bp.  Option adjusted spreads on agency mortgage-backed securities fell from 42 bp to 29 bp, as the average life decreased from 7.7 years to 6.7 years.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB rated bonds and agency mortgage-backed bonds, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the twelve-month period ended November 30, 2014.  We look forward to reporting to you again with the semi-annual report dated May 31, 2015.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

PIA Funds

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s, Moody’s Investors Service, and Fitch Investors Service.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).

Diversification does not assure a profit or protect against risk in a declining market.

The Barclays Capital U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.  The Barclays Capital U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.  You cannot invest directly in an index.

Gross Domestic Product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

PIA BBB BOND FUND
Comparison of the change in value of a $10,000 investment in the
PIA BBB Bond Fund vs the Barclays Capital U.S. Credit Baa Bond Index

Average Annual Total Return*	1 Year	5 Year	10 Year
PIA BBB Bond Fund	8.85%	6.96%	6.13%
Barclays Capital U.S. Credit Baa Bond Index	8.72%	7.28%	6.45%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

PIA Funds

The Barclays Capital U.S. Credit Baa Bond Index includes both corporate and non-corporate sectors.  The corporate sectors are Industrial, Utility and Finance, which include both U.S. and non-U.S. corporations.  The non-corporate sectors are Sovereign, Supranational, Foreign Agency and Foreign Local Government.  The securities must be rated Baa/BBB by at least two of the following ratings agencies:  Moody’s, S&P, and Fitch.  If only two of the three agencies rate a security, the lower rating is used to determine index eligibility.  If only one of the three agencies rates a security, the rating must be investment grade.  The securities must be fixed rate, although they can carry a coupon that steps up or changes according to a predetermined schedule, and they must be dollar-denominated and non-convertible.

Indices do not incur expenses and are not available for investment.

*Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds

PIA MBS BOND FUND
Comparison of the change in value of a $10,000 investment in the
PIA MBS Bond Fund vs the Barclays Capital U.S. MBS Fixed Rate Index

Average Annual Total Return*	1 Year	5 Year	Since Inception
PIA MBS Bond Fund	5.17%	3.28%	4.92%
Barclays Capital U.S. MBS Fixed Rate Index	5.47%	3.44%	5.06%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, February 28, 2006.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital U.S. MBS Fixed Rate Index is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.

Indices do not incur expenses and are not available for investment.

*Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds
Expense Example – November 30, 2014
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/14 – 11/30/14).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  Pacific Income Advisers, Inc. (“PIA”) had voluntarily agreed to limit the total expenses of each Fund to an annual rate of 0.00% of the Fund’s average daily net assets through September 30, 2014.  Effective October 1, 2014, PIA has voluntarily agreed to pay each Fund’s operating expenses in order to limit total expenses to 0.15% of the Fund’s average daily net assets through at least March 29, 2016.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/14	Value 11/30/14	Period 6/1/14 – 11/30/14*
PIA BBB Bond Fund
Actual	$1,000.00	$1,016.00	$0.20
Hypothetical (5% return before expenses)	$1,000.00	$1,024.87	$0.20

PIA MBS Bond Fund
Actual	$1,000.00	$1,020.40	$0.25
Hypothetical (5% return before expenses)	$1,000.00	$1,024.82	$0.25

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund and the PIA MBS Bond Fund was 0.04% and 0.05%, respectively.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – November 30, 2014
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – November 30, 2014
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2014

Principal Amount		Value

CORPORATE BONDS 84.9%

Agricultural Chemicals 0.3%
	Mosaic Co.
$785,000	3.75%, due 11/15/21	$817,191

Agriculture 0.3%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19	683,610

Auto Parts 1.3%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20	1,247,285
	Autozone, Inc.
600,000	3.125%, due 7/15/23	592,666
	Johnson Controls, Inc.
1,230,000	4.25%, due 3/1/21	1,331,207
		3,171,158
Autos 1.6%
	Ford Motor Co.
675,000	7.45%, due 7/16/31	913,569
	Ford Motor Credit Co. LLC
1,200,000	1.50%, due 1/17/17	1,197,816
1,000,000	5.00%, due 5/15/18	1,094,736
600,000	5.875%, due 8/2/21	698,588
		3,904,709
Banks 4.3%
	Associated Banc-Corp
400,000	2.75%, due 11/15/19	401,605
	Barclays Bank PLC
700,000	5.14%, due 10/14/20	769,049
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23	1,093,044
	Capital One Financial Corp.
815,000	6.15%, due 9/1/16	884,154
	Citigroup, Inc.
1,000,000	3.50%, due 5/15/23	984,960
875,000	6.125%, due 8/25/36	1,039,048
	Credit Suisse Group
700,000	5.40%, due 1/14/20	788,744
	Discover Bank
700,000	3.20%, due 8/9/21	706,357
	Fifth Third Bancorp
930,000	4.50%, due 6/1/18	1,007,224
225,000	8.25%, due 3/1/38	343,790
	First Tennessee Bank
500,000	2.95%, due 12/1/19	502,583
	KeyCorp
900,000	5.10%, due 3/24/21	1,014,533
	UBS AG
750,000	5.875%, due 7/15/16	808,127
		10,343,218
Biotechnology 1.9%
	Amgen, Inc.
1,520,000	3.875%, due 11/15/21	1,610,653
900,000	5.15%, due 11/15/41	983,485
	Biogen Idec, Inc.
1,110,000	6.875%, due 3/1/18	1,292,581
	Celgene Corp.
800,000	4.625%, due 5/15/44	820,846
		4,707,565
Broker 2.6%
	Goldman Sachs Group, Inc.
800,000	5.625%, due 1/15/17	865,522
950,000	6.75%, due 10/1/37	1,178,681
	Merrill Lynch & Co., Inc.
1,010,000	5.70%, due 5/2/17	1,099,934
1,050,000	6.11%, due 1/29/37	1,248,552
	Morgan Stanley
900,000	4.875%, due 11/1/22	972,327
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20	835,199
		6,200,215
Building Materials 0.3%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22	784,328

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

Cable/Satellite 1.2%
	Direct TV Holdings
$1,300,000	1.75%, due 1/15/18	$1,297,997
685,000	5.00%, due 3/1/21	758,803
700,000	6.00%, due 8/15/40	792,481
		2,849,281
Chemicals 2.3%
	CF Industries, Inc.
800,000	3.45%, due 6/1/23	795,990
	Cytec Industries Inc.
880,000	3.95%, due 5/1/25	891,153
	Dow Chemical Co.
1,075,000	4.25%, due 11/15/20	1,163,453
865,000	7.375%, due 11/1/29	1,173,541
	Eastman Chemical Co.
900,000	2.40%, due 6/1/17	917,598
	RPM International, Inc.
500,000	6.125%, due 10/15/19	574,494
		5,516,229
Communications 1.1%
	Telefonica Emisiones SAU
1,735,000	5.462%, due 2/16/21	1,965,203
475,000	7.045%, due 6/20/36	621,512
		2,586,715
Communications Equipment 0.6%
	Harris Corp.
500,000	6.15%, due 12/15/40	594,134
	L-3 Communications Corp.
775,000	4.75%, due 7/15/20	843,491
		1,437,625
Consumer Products 0.1%
	Beam, Inc.
181,000	5.375%, due 1/15/16	189,987

Diversified Manufacturing 0.3%
	Ingersoll-Rand Global
	Holding Company Ltd.
560,000	6.875%, due 8/15/18	654,221

Electric Utilities 3.8%
	Dominion Resources, Inc.
470,000	4.90%, due 8/1/41	515,123
	Duke Energy Corp.
1,270,000	6.25%, due 6/15/18	1,464,667
	Exelon Corp.
1,015,000	5.625%, due 6/15/35	1,175,685
	Indiana Michigan Power
750,000	6.05%, due 3/15/37	927,422
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19	833,451
	NiSource Finance Corp.
900,000	6.125%, due 3/1/22	1,077,497
400,000	5.25%, due 2/15/43	451,073
	Ohio Power Co.
1,100,000	5.375%, due 10/1/21	1,284,645
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32	822,473
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20	619,628
		9,171,664
Exploration and Production 0.3%
	Continental Resources, Inc.
700,000	4.50%, due 4/15/23	715,100

Finance 0.4%
	Block Financial Corp.
900,000	5.50%, due 11/1/22	981,153

Finance – Credit Cards 0.7%
	American Express Co.
1,555,000	6.80%, due 9/1/66 (a)	1,648,300

Financial Services 0.6%
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44	570,011

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

Financial Services 0.6% (continued)
	Leucadia National Corp.
$700,000	5.50%, due 10/18/23	$740,540
		1,310,551
Food 2.8%
	ConAgra Foods, Inc.
1,300,000	7.00%, due 10/1/28	1,668,066
	Kellogg Co.
1,200,000	3.25%, due 5/21/18	1,256,922
	Kraft Foods Group, Inc.
1,690,000	2.25%, due 6/5/17	1,724,520
	Kroger Co.
780,000	6.15%, due 1/15/20	914,831
	Mondelez International, Inc.
1,200,000	2.25%, due 2/1/19	1,208,560
		6,772,899
Gas Pipelines 0.5%
	Plains All American
	Pipeline, L.P.
1,100,000	6.50%, due 5/1/18	1,265,491

Health Care 1.5%
	Cardinal Health, Inc.
1,300,000	5.80%, due 10/15/16	1,424,826
	Humana, Inc.
955,000	7.20%, due 6/15/18	1,119,427
	Laboratory Corporation
	of America Holdings
1,000,000	2.20%, due 8/23/17	1,015,384
		3,559,637
Health Care Facilities and Services 0.2%
	McKesson Corp.
500,000	4.883%, due 3/15/44	537,152

Information Technology 1.2%
	Hewlett Packard Co.
1,150,000	2.60%, due 9/15/17	1,177,143
800,000	4.65%, due 12/9/21	853,524
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22	823,077
		2,853,744
Insurance 4.7%
	American International
	Group, Inc.
1,000,000	3.375%, due 8/15/20	1,043,670
1,050,000	4.875%, due 6/1/22	1,178,355
100,000	6.25%, due 3/15/87	113,319
	Aon Corp.
600,000	5.00%, due 9/30/20	675,396
	AXA SA
500,000	8.60%, due 12/15/30	677,459
	CIGNA Corp.
315,000	6.15%, due 11/15/36	386,922
	Fidelity National Financial, Inc.
1,275,000	5.50%, due 9/1/22	1,389,352
105,000	3.50%, due 4/15/23	104,817
	Hartford Financial
	Services Group
1,350,000	5.125%, due 4/15/22	1,522,248
	Markel Corp.
20,000	4.90%, due 7/1/22	21,921
	Metlife, Inc.
855,000	6.40%, due 12/15/66	954,928
	Protective Life Corp.
350,000	7.375%, due 10/15/19	427,236
	Prudential Financial, Inc.
1,075,000	6.625%, due 12/1/37	1,394,920
	Unum Group
700,000	5.625%, due 9/15/20	805,217
	Wellpoint, Inc.
600,000	4.65%, due 8/15/44	621,281
		11,317,041
Lodging 0.3%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23	639,025

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

Machinery 0.4%
	Flowserve Corp.
$900,000	3.50%, due 9/15/22	$908,990

Manufacturing 0.4%
	Boston Scientific Corp.
1,000,000	4.125%, due 10/1/23	1,030,335

Media 5.0%
	CBS Corp.
1,220,000	5.75%, due 4/15/20	1,396,723
	Discover Communications LLC
500,000	3.30%, due 5/15/22	495,143
	Expedia, Inc.
800,000	5.95%, due 8/15/20	902,353
	News America, Inc.
1,460,000	6.20%, due 12/15/34	1,854,333
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22	412,031
	Time Warner, Inc.
500,000	4.05%, due 12/15/23	521,381
1,965,000	7.625%, due 4/15/31	2,707,489
	Time Warner Cable, Inc.
1,600,000	5.85%, due 5/1/17	1,761,088
	Time Warner Entertainment
	Company, L.P.
810,000	8.375%, due 7/15/33	1,201,671
	Viacom Inc.
610,000	4.375%, due 3/15/43	569,300
		11,821,512
Medical Equipment 0.1%
	Agilent Technologies, Inc.
150,000	6.50%, due 11/1/17	167,965

Metals 0.4%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40	818,700

Metals and Mining 1.4%
	Freeport-McMoRan Inc.
900,000	3.875%, due 3/15/23	886,864
	Goldcorp Inc.
500,000	3.70%, due 3/15/23	491,855
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23	503,421
	Teck Resources Ltd.
700,000	4.75%, due 1/15/22	714,423
800,000	5.40%, due 2/1/43	724,668
		3,321,231
Metalworking Machinery 0.5%
	Kennametal, Inc.
1,150,000	2.65%, due 11/1/19	1,165,859

Mining 1.2%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42	680,545
	Vale Overseas Limited
560,000	6.25%, due 1/23/17	608,616
700,000	4.375%, due 1/11/22	702,527
700,000	6.875%, due 11/21/36	767,500
		2,759,188
Office Equipment 0.4%
	Xerox Corp.
900,000	6.75%, due 2/1/17	1,000,137

Oil and Gas 12.7%
	Anadarko Petroleum Corp.
650,000	5.95%, due 9/15/16	702,398
900,000	6.45%, due 9/15/36	1,100,084
	Cameron International Corp.
700,000	6.375%, due 7/15/18	796,818
	Canadian Natural Resources
835,000	6.00%, due 8/15/16	911,321
	Devon Energy Corp.
665,000	7.95%, due 4/15/32	921,160
	Duke Energy Field Services LLC
550,000	8.125%, due 8/16/30	751,915

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

Oil and Gas 12.7% (continued)
	Encana Corp.
$450,000	3.90%, due 11/15/21	$468,095
750,000	6.50%, due 8/15/34	901,141
	Enterprise Products
	Operating LLC
550,000	3.20%, due 2/1/16	565,429
1,850,000	4.85%, due 8/15/42	1,917,246
	Hess Corp.
575,000	8.125%, due 2/15/19	697,233
800,000	5.60%, due 2/15/41	884,135
	Kinder Morgan Energy Partners
750,000	3.95%, due 9/1/22	755,380
1,270,000	5.80%, due 3/15/35	1,352,541
700,000	5.55%, due 6/1/45	713,952
	Marathon Oil Corp.
1,050,000	6.00%, due 10/1/17	1,177,236
	Marathon Petroleum Corp.
1,056,000	3.50%, due 3/1/16	1,086,390
	Pemex Master Trust
1,500,000	5.75%, due 3/1/18	1,653,750
1,150,000	6.625%, due 6/15/35	1,351,250
	Petrobras International
	Finance Co.
1,885,000	5.875%, due 3/1/18	1,964,867
1,750,000	5.375%, due 1/27/21	1,751,190
390,000	6.875%, due 1/20/40	390,991
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21	779,625
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22	404,626
	Southwestern Energy Co.
1,325,000	4.10%, due 3/15/22	1,344,222
	Talisman Energy
685,000	6.25%, due 2/1/38	693,869
	Transocean, Inc.
820,000	6.00%, due 3/15/18	862,801
700,000	6.375%, due 12/15/21	698,265
450,000	6.80%, due 3/15/38	393,885
	Valero Energy Corp.
655,000	6.625%, due 6/15/37	799,558
	Weatherford International, Ltd.
800,000	4.50%, due 4/15/22	792,362
800,000	6.75%, due 9/15/40	873,262
		30,456,997
Paper 1.2%
	International Paper Co.
900,000	4.75%, due 2/15/22	985,498
700,000	6.00%, due 11/15/41	803,907
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32	1,064,504
		2,853,909
Pharmaceuticals 1.7%
	Abbvie, Inc.
1,650,000	1.75%, due 11/6/17	1,659,994
100,000	4.40%, due 11/6/42	99,780
	Perrigo Co. Ltd.
500,000	4.00%, due 11/15/23	514,692
	Watson Pharmaceuticals, Inc.
1,775,000	1.875%, due 10/1/17	1,770,012
		4,044,478
Pipelines 2.7%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35	1,046,080
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20	658,559
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22	765,801
1,000,000	7.60%, due 2/1/24	1,243,918
	Oneok Partners LP
1,200,000	3.375%, due 10/1/22	1,159,873
	Tennessee Gas Pipeline
725,000	7.50%, due 4/1/17	825,893

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

Pipelines 2.7% (continued)
	Williams Companies, Inc.
$600,000	7.50%, due 1/15/31	$681,124
		6,381,248
Real Estate Investment Trusts 4.1%
	Boston Properties LP
1,400,000	4.125%, due 5/15/21	1,498,188
	Duke Realty LP
750,000	8.25%, due 8/15/19	934,161
	ERP Operating LP
900,000	5.75%, due 6/15/17	999,074
	Health Care Property
	Investors, Inc.
850,000	6.00%, due 1/30/17	935,320
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22	1,169,112
	Healthcare Realty Trust
675,000	6.50%, due 1/17/17	745,677
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17	669,938
	ProLogis
559,000	6.875%, due 3/15/20	660,791
	Ventas Realty LP
1,500,000	4.75%, due 6/1/21	1,638,807
500,000	3.75%, due 5/1/24	502,751
		9,753,819
Restaurants 0.3%
	Yum! Brands, Inc.
800,000	3.75%, due 11/1/21	815,674

Retail 2.0%
	CVS Caremark Corp.
1,268,000	5.75%, due 6/1/17	1,405,810
	Gap, Inc.
1,000,000	5.95%, due 4/12/21	1,141,053
	Macy’s Retail Holdings, Inc.
800,000	2.875%, due 2/15/23	773,555
400,000	6.70%, due 7/15/34	503,928
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44	1,056,505
		4,880,851
Scientific Instruments 0.4%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21	930,602

Software 1.1%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22	707,031
	Jabil Circuit, Inc.
1,800,000	4.70%, due 9/15/22	1,804,500
		2,511,531
Technology 0.3%
	Tech Data Corp.
700,000	3.75%, due 9/21/17	727,941

Telecommunications 2.1%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20	1,478,069
	British Telecommunications PLC
855,000	9.625%, due 12/15/30	1,357,819
	Deutsche Telekom
	International Finance
345,000	8.75%, due 6/15/30	508,410
	Embarq Corp.
600,000	7.082%, due 6/1/16	647,748
	France Telecom SA
575,000	5.375%, due 1/13/42	646,152
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25	494,008
		5,132,206
Tobacco 1.5%
	Altria Group, Inc.
987,000	9.70%, due 11/10/18	1,268,221
1,100,000	5.375%, due 1/31/44	1,231,539

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

Tobacco 1.5% (continued)
	Lorillard Tobacco Co.
$1,200,000	3.75%, due 5/20/23	$1,191,922
		3,691,682
Toys and Games 0.4%
	Mattel, Inc.
820,000	5.45%, due 11/1/41	909,580
Transportation 1.9%
	Burlington Northern Santa Fe
1,075,000	4.70%, due 10/1/19	1,202,836
1,285,000	6.15%, due 5/1/37	1,636,952
	CSX Corp.
1,390,000	6.22%, due 4/30/40	1,776,216
		4,616,004
Transportation and Logistics 0.4%
	Fedex Corp.
1,000,000	4.00%, due 1/15/24	1,059,649

Travel and Lodging 0.3%
	Starwood Hotels &
	Resorts Worldwide
600,000	3.75%, due 3/15/25	606,640

Utilities 0.2%
	PSEG Power LLC
500,000	4.30%, due 11/15/23	527,009

Utilities – Gas 0.3%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21	740,728

Waste Disposal 1.1%
	Republic Services, Inc.
1,450,000	5.00%, due 3/1/20	1,622,048
	Waste Management, Inc.
660,000	7.75%, due 5/15/32	965,149
		2,587,197
Wired Telecommunications
Carriers 4.8%
	Verizon Communications, Inc.
3,112,000	2.625%, due 2/21/20 (b)	3,119,907
3,000,000	5.15%, due 9/15/23	3,375,066
3,950,000	6.55%, due 9/15/43	5,109,515
		11,604,488
Wireless Telecommunications Services 0.4%
	Vodafone Group PLC
1,000,000	2.95%, due 2/19/23	968,065

Total Corporate Bonds
(cost $194,299,184)		203,412,024

SOVEREIGN BONDS 11.8%
	Federal Republic of Brazil
1,250,000	6.00%, due 1/17/17	1,367,500
500,000	4.875%, due 1/22/21	541,625
2,040,000	7.125%, due 1/20/37	2,621,400
	Republic of Colombia
1,000,000	7.375%, due 3/18/19	1,202,250
890,000	7.375%, due 9/18/37	1,208,175
	Republic of Italy
1,100,000	5.375%, due 6/12/17	1,204,799
1,050,000	6.875%, due 9/27/23	1,347,459
	Republic of Panama
200,000	5.20%, due 1/30/20	221,800
750,000	6.70%, due 1/26/36	954,375
	Republic of Peru
830,000	8.375%, due 5/3/16	919,225
1,050,000	6.55%, due 3/14/37	1,357,125
	Republic of Philippines
950,000	6.50%, due 1/20/20	1,137,625
2,125,000	5.00%, due 1/13/37	2,478,281
	Republic of Turkey
1,800,000	7.50%, due 7/14/17	2,038,500
1,500,000	5.125%, due 3/25/22	1,623,000
1,950,000	6.00%, due 1/14/41	2,246,302
	Republic of Uruguay
209,742	8.00%, due 11/18/22	277,908

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2014 (continued)

Principal Amount/
Shares		Value

SOVEREIGN BONDS 11.8% (continued)
	United Mexican States
$1,200,000	5.625%, due 1/15/17	$1,312,200
1,684,000	3.625%, due 3/15/22	1,743,782
2,490,000	4.75%, due 3/8/44	2,581,508
		28,384,839
Total Sovereign Bonds
(cost $28,649,652)		28,384,839

U.S. GOVERNMENT
INSTRUMENTALITIES 1.4%
	U.S. Treasury Bond
3,410,000	2.875%, due 5/15/43	3,379,631

Total U.S. Government Instrumentalities
(cost $3,102,212)		3,379,631

SHORT-TERM INVESTMENTS 0.3%
638,961	Invesco STIT – Treasury
	Portfolio – Institutional
	Class, 0.01% (c)	638,961

Total Short-Term Investments
(cost $638,961)		638,961
Total Investments
(cost $226,690,009)	98.4%	235,815,455
Other Assets less Liabilities	1.6%	3,918,075
TOTAL NET ASSETS	100.0%	$239,733,530

(a)	Variable rate security. Rate shown reflects the rate in effect as of November 30, 2014.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2014, the value of these investments was $3,119,907 or 1.3% of total net assets.

(c)	Rate shown is the 7-day annualized yield as of November 30, 2014.

Country Allocation
Country	% of Net Assets

United States	75.5%
Brazil	4.5%
Mexico	4.1%
Canada	2.0%
Turkey	2.5%
Switzerland	2.2%
United Kingdom	1.6%
Philippines	1.5%
Spain	1.1%
Italy	1.1%
Colombia	1.0%
Peru	0.9%
France	0.6%
Panama	0.5%
Japan	0.3%
Ireland	0.3%
Netherlands	0.2%
Uruguay	0.1%
100.0%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2014

Principal Amount		Value

MORTGAGE-BACKED SECURITIES 107.4%

Commercial Mortgage-Backed Securities 2.6%
	Aventura Mall Trust
$800,000	3.74%, due 12/5/32, Series
	2013-AVM, Class A (a)(d)	$855,469
	Banc of America
307,990	5.71%, due 5/10/45, Series
	2006-2, Class AAB (a)	311,175
	Hilton USA Trust
1,300,000	2.66%, due 11/5/30, Series
	2013-HLT, Class AFX (d)	1,315,183
		2,481,827
Residential Mortgage-Backed Securities 10.1%
	American Residential Property Trust
1,000,000	1.91%, due 9/17/31, Series
	2014-SFR1, Class B (a)(d)	993,392
	Colony American Homes
2,966,912	1.40%, due 5/17/31, Series
	2014-1A, Class A (a)(d)	2,963,139
	Invitation Homes Trust
2,952,722	1.40%, due 12/17/30, Series
	2013-SFR1, Class A (a)(d)	2,946,067
3,000,000	1.66%, due 6/17/31, Series
	2014-SFR1, Class B (a)(d)	2,961,276
		9,863,874
U.S. Government Agencies 94.7%
	FHLMC Pool
37,219	4.50%, due 5/1/20, #G18052	39,787
34,672	4.50%, due 3/1/21, #G18119	36,774
33,226	5.00%, due 3/1/21, #G18105	35,800
153,686	4.50%, due 5/1/21, #J01723	162,263
30,420	6.00%, due 6/1/21, #G18124	33,276
97,101	4.50%, due 9/1/21, #G12378	102,986
28,085	5.00%, due 11/1/21, #G18160	29,782
23,894	5.00%, due 2/1/22, #G12522	25,774
33,594	5.00%, due 2/1/22, #J04411	36,088
100,466	5.50%, due 3/1/22, #G12577	110,009
25,342	5.00%, due 7/1/22, #J05243	26,855
719,569	4.00%, due 3/1/26, #J14785	771,084
1,784,079	3.00%, due 11/1/26, #G18409	1,861,754
643,419	3.00%, due 6/1/27, #G14497	671,533
14,692	5.50%, due 5/1/35, #B31639	16,408
233,291	5.00%, due 8/1/35, #A36351	259,406
41,874	4.50%, due 9/1/35, #A37616	45,484
205,613	4.50%, due 10/1/35, #A37869	224,470
139,700	4.50%, due 10/1/35, #A38023	152,122
68,744	4.50%, due 10/1/35, #G01890	74,932
124,241	5.00%, due 10/1/35, #G01940	138,044
227,527	6.00%, due 1/1/36, #A42208	257,356
19,125	7.00%, due 1/1/36, #G02048	22,509
172,359	5.50%, due 2/1/36, #G02031	193,527
111,581	7.00%, due 8/1/36, #G08148	131,935
317,675	6.50%, due 9/1/36, #A54908	361,690
130,157	6.50%, due 11/1/36, #A54094	157,200
95,699	5.50%, due 2/1/37, #A57840	107,283
201,133	5.00%, due 5/1/37, #A60268	222,709
142,870	5.00%, due 6/1/37, #G03094	158,196
368,225	5.50%, due 6/1/37, #A61982	411,226
385,190	6.00%, due 6/1/37, #A62176	435,743
745,405	6.00%, due 6/1/37, #A62444	845,066
122,780	5.00%, due 7/1/37, #A63187	135,950
204,768	5.50%, due 8/1/37, #G03156	229,537
36,504	6.50%, due 8/1/37, #A70413	41,566
11,916	7.00%, due 8/1/37, #A70079	13,811
10,038	7.00%, due 9/1/37, #A65335	10,979
19,587	7.00%, due 9/1/37, #A65670	21,691
6,672	7.00%, due 9/1/37, #A65941	7,299
4,027	7.00%, due 9/1/37, #A66041	4,641
77,611	7.00%, due 9/1/37, #G03207	89,265
16,890	6.50%, due 11/1/37, #A68726	19,228
181,137	5.00%, due 2/1/38, #A73370	200,568
8,552	5.00%, due 2/1/38, #G03836	9,470
19,349	5.00%, due 3/1/38, #A73704	21,424
197,819	5.00%, due 4/1/38, #A76335	219,039
79,446	5.50%, due 4/1/38, #G04121	89,042

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

U.S. Government Agencies 94.7% (continued)
	FHLMC Pool (continued)
$11,104	5.00%, due 5/1/38, #A77463	$12,295
36,156	5.50%, due 5/1/38, #A77265	40,486
83,924	5.50%, due 5/1/38, #G04215	93,926
43,805	5.00%, due 6/1/38, #A77986	48,504
19,040	5.00%, due 6/1/38, #G04522	21,082
18,838	5.00%, due 7/1/38, #A79197	20,859
108,461	4.50%, due 9/1/38, #G04773	117,813
27,220	5.00%, due 9/1/38, #G04690	30,141
480,609	5.00%, due 10/1/38, #G04832	532,165
6,455	5.00%, due 11/1/38, #A82849	7,148
27,741	5.00%, due 12/1/38, #G05683	30,717
268,861	5.00%, due 2/1/39, #G05507	297,703
49,071	4.50%, due 4/1/39, #A85612	53,302
129,875	5.00%, due 5/1/39, #G08345	143,825
132,389	4.50%, due 9/1/39, #A88357	143,825
44,099	5.00%, due 9/1/39, #G05904	48,830
220,898	4.50%, due 11/1/39, #G05748	239,945
187,194	4.50%, due 12/1/39, #A90175	203,431
58,162	4.50%, due 4/1/40, #C03464	63,255
160,824	4.50%, due 5/1/40, #A92269	174,897
862,729	4.50%, due 5/1/40, #G06047	937,949
534,013	4.50%, due 6/1/40, #A92533	580,674
96,297	4.50%, due 6/1/40, #A92594	104,708
22,661	4.50%, due 8/1/40, #A93437	24,836
826,611	4.50%, due 8/1/40, #A93505	898,751
2,126,508	3.50%, due 1/1/41, #A96409	2,216,432
277,461	4.50%, due 1/1/41, #A96176	303,007
76,678	4.50%, due 2/1/41, #A97013	83,329
55,094	4.50%, due 4/1/41, #Q00285	59,873
832,717	4.50%, due 9/1/41, #C03701	904,942
157,436	3.50%, due 10/1/41, #Q04087	164,216
68,353	4.50%, due 11/1/41, #Q04699	74,652
191,999	3.50%, due 1/1/42, #Q05410	200,248
740,688	3.50%, due 2/1/42, #Q05996	772,615
456,422	3.50%, due 3/1/42, #G08479	476,049
1,875,958	3.50%, due 4/1/42, #Q07654	1,956,629
1,269,541	3.50%, due 5/1/42, #G08491	1,323,873
2,169,369	3.50%, due 6/1/42, #C09000	2,261,989
1,919,821	3.50%, due 6/1/42, #Q08641	2,001,983
18,527	3.50%, due 6/1/42, #Q08998	19,318
53,730	3.50%, due 7/1/42, #C09004	56,013
685,700	3.50%, due 8/1/42, #Q10324	714,694
62,421	3.00%, due 4/1/43, #V80025	63,213
299,604	3.00%, due 5/1/43, #Q18436	303,299
188,020	3.00%, due 6/1/43, #Q19697	190,334
738,271	3.50%, due 6/1/43, #V80161	769,160
24,189	3.50%, due 7/1/43, #Q19628	25,196
857,973	3.50%, due 7/1/43, #Q19914	896,792
690,405	3.00%, due 8/1/43, #G08540	698,901
386,115	3.00%, due 8/1/43, #Q20559	390,866
214,009	3.00%, due 8/1/43, #Q21026	216,593
841,014	3.50%, due 8/1/43, #Q21351	876,048
261,784	3.50%, due 8/1/43, #Q21435	272,689
115,164	3.50%, due 9/1/43, #G08545	119,961
905,127	3.50%, due 2/1/44, #Q24712	942,832
	FHLMC TBA (b)
1,000,000	3.00%, due 12/15/27	1,040,273
3,000,000	4.00%, due 12/15/40	3,199,219
2,000,000	3.00%, due 12/15/42	2,020,547
	FNMA Pool
20,487	4.50%, due 10/1/20, #842732	21,720
101,159	3.00%, due 12/1/20, #MA0605	106,037
39,377	4.50%, due 12/1/20, #813954	41,774
18,709	4.50%, due 2/1/21, #845437	19,722
41,965	5.00%, due 2/1/21, #865191	45,066
17,988	5.00%, due 5/1/21, #879112	19,438
92,583	4.50%, due 7/1/21, #845515	98,233
1,716,031	3.00%, due 8/1/21, #AL0579	1,798,976
72,763	5.50%, due 10/1/21, #905090	77,846
175,181	3.00%, due 1/1/22, #MA0957	183,656
26,831	5.00%, due 2/1/22, #900946	28,605
103,547	6.00%, due 2/1/22, #912522	114,318
96,273	5.00%, due 6/1/22, #937709	103,998
43,045	5.00%, due 7/1/22, #938033	45,395

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

U.S. Government Agencies 94.7% (continued)
	FNMA Pool (continued)
$85,472	5.00%, due 7/1/22, #944887	$90,588
326,182	5.50%, due 7/1/22, #905040	351,849
13,140	4.00%, due 7/1/25, #AE1318	14,033
14,118	4.00%, due 10/1/25, #AE1601	15,112
573,204	4.00%, due 12/1/25, #AH6058	615,489
371,403	4.00%, due 1/1/26, #AH3925	398,314
16,455	4.00%, due 1/1/26, #MA0624	17,615
46,886	4.00%, due 3/1/26, #AH8485	50,275
638,460	4.00%, due 5/1/26, #AH8174	684,731
76,295	3.00%, due 10/1/26, #AJ0049	79,701
29,223	3.00%, due 10/1/26, #AJ5474	30,528
98,536	3.00%, due 2/1/27, #AK4047	102,829
223,276	3.00%, due 4/1/27, #AB4997	233,004
791,642	3.00%, due 9/1/27, #AQ0333	826,142
117,238	4.50%, due 4/1/29, #MA0022	127,614
3,726	7.00%, due 8/1/32, #650101	4,504
62,854	4.50%, due 3/1/35, #814433	68,547
58,920	4.50%, due 4/1/35, #735396	64,340
24,243	4.50%, due 5/1/35, #822854	26,405
47,352	4.50%, due 7/1/35, #826584	51,542
5,206	5.00%, due 7/1/35, #833958	5,784
26,968	7.00%, due 7/1/35, #826251	30,893
51,770	4.50%, due 8/1/35, #835751	56,363
28,936	7.00%, due 9/1/35, #842290	34,095
19,269	4.50%, due 11/1/35, #256032	20,974
28,451	5.00%, due 12/1/35, #852482	31,538
14,209	4.50%, due 1/1/36, #852510	15,466
11,780	7.00%, due 2/1/36, #865190	13,806
348,187	5.00%, due 5/1/36, #745515	386,842
8,330	5.00%, due 7/1/36, #888789	9,261
21,436	6.50%, due 7/1/36, #897100	24,556
13,660	7.00%, due 7/1/36, #887793	14,136
31,728	6.00%, due 8/1/36, #892925	35,914
71,949	6.50%, due 8/1/36, #878187	82,796
76,347	5.00%, due 9/1/36, #893621	85,090
91,339	5.50%, due 10/1/36, #831845	102,539
41,882	5.50%, due 10/1/36, #893087	46,936
35,826	6.00%, due 10/1/36, #897174	40,620
55,746	5.50%, due 12/1/36, #256513	62,381
1,677	6.50%, due 12/1/36, #920162	1,909
47,860	7.00%, due 1/1/37, #256567	58,062
125,224	5.50%, due 2/1/37, #256597	140,098
65,898	6.00%, due 2/1/37, #909357	74,793
3,331	7.00%, due 2/1/37, #915904	3,626
84,794	5.00%, due 3/1/37, #913007	93,994
91,074	5.50%, due 3/1/37, #256636	102,028
4,832	5.00%, due 4/1/37, #914599	5,356
343,746	5.50%, due 6/1/37, #918554	384,415
75,534	5.50%, due 6/1/37, #918705	84,513
377,664	6.00%, due 6/1/37, #888413	428,802
255,771	6.00%, due 6/1/37, #917129	290,362
42,117	7.00%, due 6/1/37, #256774	47,363
43,372	7.00%, due 6/1/37, #940234	51,176
26,753	5.00%, due 7/1/37, #944534	29,656
135,341	5.50%, due 10/1/37, #954939	151,424
38,728	6.00%, due 12/1/37, #965488	43,869
231,162	5.50%, due 2/1/38, #961691	258,512
84,824	5.00%, due 1/1/39, #AA0835	94,049
24,256	5.00%, due 1/1/39, #AA0840	26,895
1,188	5.00%, due 1/1/39, #AA0862	1,317
4,459	5.00%, due 3/1/39, #AA4461	4,943
141,232	5.00%, due 3/1/39, #930635	156,631
3,703	5.00%, due 3/1/39, #930760	4,105
18,908	5.00%, due 3/1/39, #995948	20,960
20,634	4.00%, due 4/1/39, #AA0777	22,063
80,961	4.50%, due 4/1/39, #AA4590	88,157
157,589	5.00%, due 4/1/39, #930871	174,811
123,432	5.00%, due 4/1/39, #930992	136,823
93,036	5.00%, due 4/1/39, #995930	103,130
392,329	4.50%, due 6/1/39, #AA7681	427,418
128,578	5.00%, due 6/1/39, #995896	142,528
290,334	4.50%, due 7/1/39, #AE8152	316,028
96,455	5.00%, due 7/1/39, #995895	106,919
532,760	4.50%, due 8/1/39, #931837	580,416

The accompanying notes are an integral part of these financial statements.

PIAFunds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

U.S. Government Agencies 94.7% (continued)
	FNMA Pool (continued)
$443,507	5.00%, due 8/1/39, #AC3221	$492,638
1,469,742	4.00%, due 12/1/39, #AE0215	1,571,552
150,050	4.50%, due 12/1/39, #932324	163,499
24,617	4.50%, due 2/1/40, #AC8494	26,796
79,676	4.50%, due 2/1/40, #AD1045	86,832
73,019	4.50%, due 2/1/40, #AD2832	79,573
39,178	5.00%, due 3/1/40, #AB1186	43,511
1,809,712	5.00%, due 5/1/40, #AD6374	2,010,515
22,934	5.00%, due 6/1/40, #AD8058	25,457
256,269	5.00%, due 7/1/40, #AD4634	284,587
335,784	5.00%, due 7/1/40, #AD4994	373,119
27,102	5.00%, due 7/1/40, #AD7565	30,045
839,148	4.50%, due 8/1/40, #AD8035	914,571
139,557	4.50%, due 8/1/40, #AD8397	152,095
201,536	4.50%, due 8/1/40, #890236	219,732
258,439	4.00%, due 9/1/40, #AE4311	276,541
30,669	4.00%, due 9/1/40, #AE4312	32,823
607,417	4.50%, due 9/1/40, #AE1500	661,917
72,579	4.00%, due 10/1/40, #AE4124	77,654
248,723	4.00%, due 10/1/40, #AE6057	266,188
19,903	4.00%, due 11/1/40, #AE5156	21,292
123,342	4.50%, due 11/1/40, #AE5162	134,258
471,169	4.00%, due 12/1/40, #MA0583	504,107
132,338	4.00%, due 1/1/41, #AE4583	141,535
202,485	4.00%, due 2/1/41, #AH3200	216,607
353,132	4.50%, due 3/1/41, #AH7009	384,867
1,300,347	4.50%, due 4/1/41, #AH9054	1,417,206
41,676	4.50%, due 5/1/41, #AI1364	45,372
263,590	4.50%, due 5/1/41, #AI1888	287,140
1,670,986	4.50%, due 5/1/41, #AL0160	1,822,021
170,540	4.50%, due 6/1/41, #AI4815	185,745
17,734	4.00%, due 8/1/41, #AI8218	18,963
23,564	4.50%, due 9/1/41, #AH3865	25,651
77,426	4.50%, due 9/1/41, #AI4050	84,306
19,996	4.50%, due 9/1/41, #AJ0729	21,766
206,073	4.00%, due 10/1/41, #AJ4052	220,348
290,514	4.00%, due 11/1/41, #AJ4668	310,638
555,146	4.00%, due 11/1/41, #AJ5643	593,601
175,798	4.00%, due 12/1/41, #AJ3097	187,976
336,639	4.00%, due 4/1/42, #MA1028	359,958
1,830,407	3.50%, due 7/1/43, #AB9774	1,910,706
1,886,638	3.00%, due 8/1/43, #AU3363	1,909,709
	FNMA TBA (b)
3,000,000	3.50%, due 12/15/40	3,127,031
2,000,000	3.50%, due 1/15/41	2,078,437
4,000,000	4.00%, due 12/15/41	4,270,937
5,000,000	3.00%, due 12/15/42	5,054,297
1,000,000	3.00%, due 1/15/43	1,008,047
	GNMA Pool
18,890	7.00%, due 9/15/35, #647831	21,788
73,246	5.00%, due 10/15/35, #642220	81,281
65,938	5.00%, due 11/15/35, #550718	73,241
73,394	5.50%, due 11/15/35, #650091	82,485
34,921	5.50%, due 12/15/35, #646307	39,203
56,686	5.50%, due 4/15/36, #652534	63,678
45,691	6.50%, due 6/15/36, #652593	54,184
25,860	5.50%, due 7/15/36, #608993	29,005
67,872	6.50%, due 10/15/36, #646564	77,475
41,538	6.00%, due 11/15/36, #617294	46,960
114,770	6.50%, due 12/15/36, #618753	135,098
73,556	5.50%, due 2/15/37, #658419	82,150
184,041	6.00%, due 4/15/37, #668411	208,030
227,082	5.00%, due 8/15/37, #671463	251,353
121,518	6.00%, due 10/15/37, #664379	137,357
21,615	5.50%, due 8/15/38, #677224	24,135
126,638	5.50%, due 8/15/38, #691314	141,401
5,212	5.50%, due 12/15/38, #705632	5,835
748,385	4.50%, due 5/15/39, #717066	819,465
18,541	5.50%, due 6/15/39, #714262	20,711
691,101	5.50%, due 6/15/39, #714720	771,982
703,315	4.50%, due 7/15/39, #720160	770,116
1,792,225	5.00%, due 9/15/39, #726311	1,988,999
12,766	5.50%, due 1/15/40, #723631	14,263
47,725	5.50%, due 2/15/40, #680537	53,300
		92,200,181
Total Mortgage-Backed Securities
(cost $100,524,756)		104,545,882

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

SHORT-TERM INVESTMENTS 13.4%
9,254,819	Fidelity Institutional Money
	Market Government
	Portfolio – Class I, 0.01% (c)	$9,254,819
3,753,975	Invesco STIT – Treasury
	Portfolio – Institutional
	Class, 0.01% (c)	3,753,975

Total Short-Term Investments
(cost $13,008,794)		13,008,794
Total Investments
(cost $113,533,550)	120.8%	117,554,676
Liabilities less Other Assets	(20.8)%	(20,209,348)
TOTAL NET ASSETS	100.0%	$97,345,328

(a)	Variable rate security. Rate shown reflects the rate in effect as of November 30, 2014.
(b)	Security purchased on a when-issued basis. As of November 30, 2014, the total cost of investments purchased on a when-issued basis was $21,613,867 or 22.2% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of November 30, 2014.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2014, the value of these investments was $12,034,526 or 12.4% of total net assets.

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – November 30, 2014

	BBB	MBS
	Bond Fund	Bond Fund
Assets:
Investments in securities, at value (cost $226,690,009 and $113,533,550, respectively)	$235,815,455	$117,554,676
Receivable for fund shares sold	1,258,249	1,247,799
Interest receivable	2,819,794	242,724
Due from investment adviser (Note 4)	—	8,387
Prepaid expenses	14,672	3,115
Total assets	239,908,170	119,056,701

Liabilities:
Payable for securities purchased	—	21,613,867
Payable for fund shares redeemed	59,084	18,418
Administration fees	18,177	13,126
Custody fees	3,104	3,795
Transfer agent fees and expenses	30,959	13,864
Fund accounting fees	29,878	21,389
Audit fees	17,764	17,764
Chief Compliance Officer fee	2,121	1,865
Accrued expenses	13,553	7,285
Total liabilities	174,640	21,711,373
Net Assets	$239,733,530	$97,345,328

Net Assets Consist of:
Paid-in capital	$229,306,798	$94,466,692
Undistributed net investment income	149,832	100,990
Accumulated net realized gain/(loss) on investments	1,151,454	(1,243,480)
Net unrealized appreciation on investments	9,125,446	4,021,126
Net Assets	$239,733,530	$97,345,328

Net Asset Value, Offering Price and Redemption Price Per Share	$9.57	$9.82

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	25,042,039	9,911,736

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Year Ended November 30, 2014

	BBB	MBS
	Bond Fund	Bond Fund
Investment Income:
Interest	$9,377,524	$2,754,656
Total investment income	9,377,524	2,754,656

Expenses:
Transfer agent fees and expenses (Note 4)	94,962	43,640
Fund accounting fees (Note 4)	98,052	69,217
Administration fees (Note 4)	58,851	42,449
Registration fees	29,279	23,928
Custody fees (Note 4)	19,220	26,190
Audit fees	17,784	17,784
Trustees’ fees	7,925	7,210
Insurance	14,434	9,699
Reports to shareholders	7,618	3,164
Legal fees	9,428	7,277
Chief Compliance Officer fee (Note 4)	7,407	7,205
Miscellaneous	11,672	6,862
Total expenses	376,632	264,625
Less: Expense reimbursement from adviser (Note 4)	(324,977)	(241,075)
Net expenses	51,655	23,550
Net investment income	9,325,869	2,731,106

Realized and Unrealized Gain on Investments
Net realized gain on investments	1,244,224	576,924
Net change in unrealized appreciation/(depreciation) on investments	10,030,150	1,356,991
Net gain on investments	11,274,374	1,933,915
Net increase in net assets resulting from operations	$20,600,243	$4,665,021

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	BBB		MBS
	Bond Fund		Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2014	Nov. 30, 2013
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$9,325,869	$13,287,093	$2,731,106	$2,242,147
Net realized gain/(loss) on investments	1,244,224	9,444,943	576,924	(576,653)
Net change in unrealized appreciation/(depreciation)
on investments	10,030,150	(31,323,308)	1,356,991	(2,840,853)
Net increase/(decrease) in net assets
resulting from operations	20,600,243	(8,591,272)	4,665,021	(1,175,359)

Distributions Paid to Shareholders:
Distributions from net investment income	(9,328,231)	(13,268,656)	(3,053,904)	(3,275,971)
Distributions from net realized gains on investments	(9,477,507)	(10,431,614)	—	(1,282,470)
Total distributions	(18,805,738)	(23,700,270)	(3,053,904)	(4,558,441)

Capital Share Transactions:
Net proceeds from shares sold	48,004,132	57,925,359	15,852,500	20,897,098
Distributions reinvested	4,923,178	6,041,576	1,260,531	1,949,234
Payment for shares redeemed	(84,065,851)	(145,508,386)	(18,818,241)	(104,174,979)
Net decrease in net assets
from capital share transactions	(31,138,541)	(81,541,451)	(1,705,210)	(81,328,647)
Total decrease in net assets	(29,344,036)	(113,832,993)	(94,093)	(87,062,447)

Net Assets, Beginning of Year	269,077,566	382,910,559	97,439,421	184,501,868
Net Assets, End of Year	$239,733,530	$269,077,566	$97,345,328	$97,439,421
Includes Undistributed Net Investment Income of	$149,832	$150,448	$100,990	$179,488

Transactions in Shares:
Shares sold	5,078,035	5,911,780	1,626,200	2,129,701
Shares issued on reinvestment of distributions	531,782	609,868	130,029	198,459
Shares redeemed	(8,952,372)	(14,922,891)	(1,943,413)	(10,604,288)
Net decrease in shares outstanding	(3,342,555)	(8,401,243)	(187,184)	(8,276,128)

The accompanying notes are an integral part of these financial statements.

PIA Funds
BBB BOND FUND
Financial Highlights

	Year Ended November 30,
	2014	2013	2012	2011	2010
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.48	$10.41	$10.18	$10.14	$9.70

Income From Investment Operations:
Net investment income	0.37	0.39	0.46	0.53	0.54
Net realized and unrealized gain/(loss)
on investments and swap contracts	0.43	(0.64)	0.77	0.05	0.44
Total from investment operations	0.80	(0.25)	1.23	0.58	0.98

Less Distributions:
Distributions from net investment income	(0.37)	(0.39)	(0.46)	(0.54)	(0.54)
Distributions from net realized gains on investments	(0.34)	(0.29)	(0.54)	—	—
Total distributions	(0.71)	(0.68)	(1.00)	(0.54)	(0.54)

Net asset value, end of year	$9.57	$9.48	$10.41	$10.18	$10.14

Total Return	8.85%	-2.49%	12.89%	5.88%	10.33%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$239,734	$269,078	$382,911	$273,938	$337,421
Ratio of expenses to average net assets:
Net of expense reimbursement	0.02%*	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.15%	0.14%	0.13%	0.13%	0.12%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.86%	3.99%	4.61%	5.13%	5.41%
Before expense reimbursement	3.73%	3.85%	4.48%	5.00%	5.29%
Portfolio turnover rate	18%	47%	75%	58%	45%

*  Effective October 1, 2014, the expense cap of the Fund increased from 0.00% to 0.15%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
MBS BOND FUND
Financial Highlights

	Year Ended November 30,
	2014	2013	2012	2011	2010
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.65	$10.04	$9.99	$10.14	$10.14

Income From Investment Operations:
Net investment income	0.29	0.15	0.19	0.28	0.32
Net realized and unrealized gain/(loss) on investments	0.20	(0.23)	0.14	0.13	0.11
Total from investment operations	0.49	(0.08)	0.33	0.41	0.43

Less Distributions:
Distributions from net investment income	(0.32)	(0.24)	(0.26)	(0.35)	(0.34)
Distributions from net realized gains on investments	—	(0.07)	(0.02)	(0.21)	(0.09)
Total distributions	(0.32)	(0.31)	(0.28)	(0.56)	(0.43)

Net asset value, end of year	$9.82	$9.65	$10.04	$9.99	$10.14

Total Return	5.17%	-0.74%	3.37%	4.32%	4.37%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$97,345	$97,439	$184,502	$148,370	$122,332
Ratio of expenses to average net assets:
Net of expense reimbursement	0.03%*	0.00%	0.00%	0.00%	0.00%
Before expense reimbursement	0.29%	0.22%	0.17%	0.18%	0.19%
Ratio of net investment income to average net assets:
Net of expense reimbursement	2.94%	1.65%	1.90%	2.83%	3.22%
Before expense reimbursement	2.68%	1.43%	1.73%	2.65%	3.03%
Portfolio turnover rate	160%	290%	278%	122%	388%

*  Effective October 1, 2014, the expense cap of the Fund increased from 0.00% to 0.15%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – November 30, 2014

Note 1 – Organization
The PIA BBB Bond Fund and the PIA MBS Bond Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Rating Group, the Baa category by Moody’s Investors Services or the BBB category by Fitch, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Barclays Capital U.S. MBS Fixed Rate Index.  The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively.  Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 – 2013, or expected to be taken in the Funds’ 2014 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

PIA Funds
Notes to Financial Statements – November 30, 2014 (continued)

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended November 30, 2014, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

		Accumulated Net
	Undistributed Net	Realized
	Investment Income	Gain/(Loss)	Paid-in Capital
BBB Bond Fund	$1,746	$(1,746)	$—
MBS Bond Fund	244,300	(244,300)	—

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2014, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

PIA Funds
Notes to Financial Statements – November 30, 2014 (continued)

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

PIA Funds
Notes to Financial Statements – November 30, 2014 (continued)

All foreign securities owned by the BBB Bond Fund are U.S. dollar denominated.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2014:

BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$203,412,024	$—	$203,412,024
Sovereign Bonds	—	28,384,839	—	28,384,839
U.S. Government
Instrumentalities	—	3,379,631	—	3,379,631
Total Fixed Income	—	235,176,494	—	235,176,494
Short-Term Investments	638,961	—	—	638,961
Total Investments	$638,961	$235,176,494	$—	$235,815,455

PIA Funds
Notes to Financial Statements – November 30, 2014 (continued)

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$—	$2,481,827	$—	$2,481,827
Residential Mortgage-Backed Securities	—	9,863,874	—	9,863,874
Mortgage-Backed Securities –
U.S. Government Agencies	—	92,200,181	—	92,200,181
Total Fixed Income	—	104,545,882	—	104,545,882
Short-Term Investments	13,008,794	—	—	13,008,794
Total Investments	$13,008,794	$104,545,882	$—	$117,554,676

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at November 30, 2014, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2. The BBB Bond Fund held no level 3 securities during the year ended November 30, 2014.

The following is a reconciliation of the MBS Bond Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Mortgage-Backed Securities
Balance as of November 30, 2013	$1,301,430
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	13,753
Purchases	—
Sales	—
Transfers in and/or out of Level 3	(1,315,183)
Balance as of November 30, 2014	$—

Transfers from level 3 to level 2 are a result of the availability of current market data provided by the MBS Bond Fund’s primary pricing service which utilizes observable inputs.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

PIA Funds
Notes to Financial Statements – November 30, 2014 (continued)

The Funds are responsible for their own operating expenses.  PIA had voluntarily agreed to limit the total expenses of each Fund to an annual rate of 0.00% of each Fund’s average daily net assets through September 30, 2014.  Effective October 1, 2014, PIA has voluntarily agreed to pay each Fund’s operating expenses in order to limit total expenses to 0.15% of the Fund’s average daily net assets through at least March 29, 2016.  The Adviser may not recoup expense reimbursements in future periods.  For the year ended November 30, 2014, the Adviser absorbed Fund expenses in the amount of $324,977 and $241,075 for the BBB Bond Fund and the MBS Bond Fund, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

For the year ended November 30, 2014, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	BBB Bond Fund	MBS Bond Fund
Administration	$58,851	$42,449
Fund Accounting	98,052	69,217
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	82,330	36,750
Custody	19,220	26,190
Chief Compliance Officer	7,407	7,205

At November 30, 2014, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	BBB Bond Fund	MBS Bond Fund
Administration	$18,177	$13,126
Fund Accounting	29,878	21,389
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	26,558	11,371
Custody	3,104	3,795
Chief Compliance Officer	2,121	1,865

PIA Funds
Notes to Financial Statements – November 30, 2014 (continued)

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2014, the cost of purchases of securities and the proceeds from sales of securities, excluding short-term securities was as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$33,630,324	$63,994,825	$7,833,822	$9,512,456
MBS Bond Fund	7,805,824	546,105	152,793,590	161,685,410

Note 6 – Line of Credit
The BBB Bond Fund has a line of credit in the amount of $18,400,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the BBB Bond Fund’s custodian, U.S. Bank N.A.  During the year ended November 30, 2014, the Fund did not draw upon its line of credit.

Note 7 – Federal Income Tax Information
Net investment income and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the years ended November 30, 2014 and November 30, 2013 was as follows:

	BBB Bond Fund		MBS Bond Fund
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2014	Nov. 30, 2013
Ordinary income	$9,326,484	$13,671,544	$3,053,904	$4,558,441
Long-term capital gains	9,479,254	10,028,726	—	—

Ordinary income distributions may include dividends paid from short-term capital gains.

As of November 30, 2014, the components of capital on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund
Cost of investments (a)	$226,763,357	$113,533,550
Gross unrealized appreciation	11,802,043	4,110,595
Gross unrealized depreciation	(2,749,945)	(89,469)
Net unrealized appreciation (a)	9,052,098	4,021,126
Undistributed ordinary income	149,833	100,990
Undistributed long-term capital gain	1,224,801	—
Total distributable earnings	1,374,634	100,990
Other accumulated gains/(losses)	—	(1,243,480)
Total accumulated earnings/(losses)	$10,426,732	$2,878,636

(a)
The difference between book-basis and tax-basis net unrealized appreciation in the BBB Bond Fund is attributable primarily to wash sales.  The book-basis and tax-basis net unrealized appreciation is the same in the MBS Bond Fund.

PIA Funds
Notes to Financial Statements – November 30, 2014 (continued)

At November 30, 2014, the MBS Bond Fund had tax short-term capital losses of $423,105 and tax long-term capital losses of $820,375 which may be carried over indefinitely to offset future gains.

Note 8 – Other Tax Information (Unaudited)
For the year ended November 30, 2014, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds.  For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2014 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

On December 29, 2014, the BBB Bond Fund distributed $0.03485597 per share of net investment income and $0.04829 per share of long-term capital gains.  On December 29, 2014, the MBS Bond Fund distributed $0.03245791 per share of net investment income.

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
PIA BBB Bond Fund
PIA MBS Bond Fund

We have audited the accompanying statements of assets and liabilities of PIA BBB Bond Fund and PIA MBS Bond Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of November 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIA BBB Bond Fund and PIA MBS Bond Fund, as of November 30, 2014, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2015

PIA Funds
Notice to Shareholders – November 30, 2014
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PIA Funds
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite term	Director, Alpha Gamma	6	Trustee,
(age 68)		since	Delta Housing		Advisors Series
615 E. Michigan Street		March 2014.	Corporation (collegiate		Trust (for series
Milwaukee, WI 53202			housing management)		not affiliated
			(2012 to present);		with the Funds);
			Trustee and Chair		Independent
			(2000 to 2012), New		Trustee from
			Covenant Mutual Funds		1999 to 2012,
			(1999-2012); Director and		New Covenant
			Board Member, Alpha		Mutual Funds.
Gamma Delta Foundation
(philanthropic organization)
(2005 to 2011).

Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial	6	Trustee,
(age 78)		since	Consultant and former		Advisors Series
615 E. Michigan Street		February 1997.	Executive Vice President		Trust (for series
Milwaukee, WI 53202			and Chief Operating Officer		not affiliated
			of ICI Mutual Insurance		with the Funds);
			Company (until January 1997).		Trustee, The
Forward Funds
(33 portfolios).

George J. Rebhan	Trustee	Indefinite term	Retired; formerly President,	6	Trustee,
(age 80)		since	Hotchkis and Wiley Funds		Advisors Series
615 E. Michigan Street		May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served	During Past Five Years	Trustee(2)	Years(3)

George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	6	Trustee,
(age 75)		since	President, Federal Home Loan		Advisors Series
615 E. Michigan Street		February 1997.	Bank of San Francisco.		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).
Interested Trustee

Joe D. Redwine(4)	Interested	Indefinite term	President, CEO, U.S. Bancorp	6	Trustee,
(age 67)	Trustee	since	Fund Services, LLC		Advisors Series
615 E. Michigan Street		September 2008.	(May 1991 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp Fund Services, LLC
(age 67)	Chief Executive	since	(May 1991 to present).
615 E. Michigan Street	Officer	September 2007.
Milwaukee, WI 53202

Douglas G. Hess	President and	Indefinite term	Senior Vice President, Compliance and Administration,
(age 47)	Principal	since	U.S. Bancorp Fund Services, LLC (March 1997 to present).
615 E. Michigan Street	Executive	June 2003.
Milwaukee, WI 53202	Officer

Cheryl L. King	Treasurer and	Indefinite term	Vice President, Compliance and Administration,
(age 53)	Principal	since	U.S. Bancorp Fund Services, LLC (October 1998 to present).
615 E. Michigan Street	Financial	December 2007.
Milwaukee, WI 53202	Officer

Kevin J. Hayden	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 43)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Albert Sosa	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 44)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2004 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Michael L. Ceccato	Vice President,	Indefinite term	Senior Vice President, U.S. Bancorp Fund Services, LLC
(age 57)	Chief	since	(February 2008 to present).
615 E. Michigan Street	Compliance	September 2009.
Milwaukee, WI 53202	Officer and
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Senior Vice President and Counsel,
(age 49)		since	U.S. Bancorp Fund Services, LLC (May 2006 to present).
615 E. Michigan Street		June 2007.
Milwaukee, WI 53202

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2014, the Trust is comprised of 45 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds and the PIA High Yield Fund, the PIA High Yield (MACS) Fund, the PIA Short Duration Bond Fund and the PIA Short-Term Securities Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA Short-Term
Securities Fund

Annual Report

November 30, 2014

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this annual report for the twelve-month period ended November 30, 2014 regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (PIA) is the adviser.

For the twelve months ended November 30, 2014, the total return for the Fund, including the reinvestment of dividends and capital gains, was 0.33%.

The Fund’s return was higher than the Fund’s benchmark index, the BofA Merrill Lynch 1-Year U.S. Treasury Note Index, which returned 0.29% for the same period, and lower than that of the Barclays Capital U.S. Government/Corporate 1-Year Duration Index return of 0.44%.  The Fund’s total return is net of 0.38% in Fund fees and expenses for the 12 months ended November 30, 2014, compared to the benchmark index, which does not incur fees and expenses.  As stated in the current prospectus, the Fund’s gross expense ratio is 0.43%.

PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.39% of the Fund’s average daily net assets through at least March 29, 2015.  Prior to March 30, 2014, the Fund’s expense cap was 0.35%.

During the twelve month period ended November 30, 2014, the Fund had a neutral duration position and a more barbelled structure, relative to the Fund’s benchmark index.  The Fund had a well-diversified allocation to investment grade corporate bonds, with maturities less than three years, which added yield to the portfolio.  The Fund also had an overweight in short average life/floating rate government mortgage-backed securities, which provided the portfolio with a more defensive positioning should short-term interest rates rise.  In addition, the portfolio had an allocation to floating rate private mortgage-backed securities, with enough credit support to carry a AAA or AA rating on the security, which also added yield to the portfolio, while providing support from potentially higher short-term interest rates in the future.

Bond Market in Review
The Gross Domestic Product’s (“GDP”) quarter over quarter rate of growth was 5.0% for the third quarter of 2014, higher than the 4.6% during the second quarter of 2014, aided by higher personal consumption.  With the unemployment rate at 5.8% and inflation under control, aided by the decline in oil prices, the Federal Reserve Board maintained its easier monetary policy by keeping the Federal Funds Rate close to zero.  Inflation, as measured by the Consumer Price Index, increased to 1.3% year over year as of November 2014, up from a 1.0% pace year over year at October 2013.

Yields on 2-year Treasury notes and 5-year Treasury bonds rose by 19 and 11 basis points (“bp”), respectively, from November 30, 2013 to November 30, 2014.  Yield on 30-year Treasuries decreased by 92 bp.  Inflation being under control, as well as the decline in oil prices, the strengthening of the U.S. dollar and geopolitical uncertainties, all contributed to the flattening of the yield curve.

Spreads on BBB rated bonds over Treasuries declined during the period from 176 bp to 167 bp.  Option adjusted spreads on agency mortgage-backed securities fell from 42 bp to 29 bp, as the average life decreased from 7.7 years to 6.7 years.

PIA Short-Term Securities Fund

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the twelve-month period ended November 30, 2014.  We look forward to reporting to you again with the semi-annual report dated May 31, 2015.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in  derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. It will also bear additional expenses, including operating expenses, brokerage costs & the potential duplication of management fees.

Diversification does not assure a profit or protect against risk in a declining market.

The BofA Merrill Lynch 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  The Barclays Capital U.S. Government/Corporate 1-Year Duration Index is an unmanaged index, which represents the short-term U.S. investment grade bond market as well as short-term U.S. government agency and Treasury securities.  You cannot invest directly in an index.

Gross Domestic Product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s, Moody’s Investors Service, and Fitch Investors Service.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Short-Term Securities Fund

PIA SHORT-TERM SECURITIES FUND
Comparison of the change in value of a $10,000 investment in the PIA Short-Term Securities Fund vs the BofA Merrill Lynch 1-Year U.S. Treasury Note Index and
the Barclays Capital U.S. Government/Corporate 1-Year Duration Index

Average Annual Total Return*	1 Year	5 Years	10 Years
PIA Short-Term Securities Fund	0.33%	0.45%	2.07%
BofA Merrill Lynch 1-Year U.S. Treasury Note Index	0.29%	0.41%	2.03%
Barclays Capital U.S. Government/Corporate 1-Year Duration Index	0.44%	0.61%	2.19%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.  Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The BofA Merrill Lynch 1-Year U.S. Treasury Note Index is an unmanaged index consisting of a single U.S. Treasury  issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.

The Barclays Capital U.S. Government/Corporate 1-Year Duration Index is an unmanaged index, which represents the short-term U.S. investment grade bond market as well as short-term U.S. government agency and Treasury securities.

Indices do not incur expenses and are not available for investment.

*  Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Short-Term Securities Fund
Expense Example – November 30, 2014
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/14 –11/30/14).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.39% per the operating expenses limitation agreement for the PIA Short-Term Securities Fund effective March 30, 2014.  Prior to March 30, 2014, the Fund’s expense cap was 0.35%.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/14	Value 11/30/14	Period 6/1/14 – 11/30/14*
PIA Short-Term Securities Fund
Actual	$1,000.00	$1,000.30	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.98

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA Short-Term Securities Fund is 0.39%.

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – November 30, 2014
(Unaudited)

Investments by Type
As a Percentage of Total Investments

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2014

Principal Amount		Value

CORPORATE BONDS 50.5%

Agricultural Equipment 0.7%
	John Deere Capital Corp.
$1,000,000	0.75%, due 1/22/16	$1,003,191

Agriculture 0.7%
	Bunge Limited
1,000,000	4.10%, due 3/15/16	1,036,964

Autos 4.2%
	American Honda Finance Corp.
1,250,000	1.125%, due 10/7/16	1,260,913
	Daimler Finance
	North America LLC
1,200,000	1.45%, due 8/1/16 (a)	1,209,208
	Ford Motor Credit Co. LLC
1,000,000	1.70%, due 5/9/16	1,008,146
	Hyundai Capital America, Inc.
1,000,000	1.45%, due 2/6/17 (a)	998,795
	Volkswagen Group of
	America Finance LLC
1,500,000	0.603%, due 5/23/17 (a)(b)	1,499,399
	Volkswagen International
	Finance N.V.
500,000	1.125%, due 11/18/16 (a)	501,665
		6,478,126
Banks 8.5%
	Bank of America Corp.
1,300,000	4.50%, due 4/1/15	1,317,096
	Bank of New York Mellon
1,300,000	2.95%, due 6/18/15	1,318,716
	BB&T Corp.
1,000,000	5.20%, due 12/23/15	1,045,740
	Capital One Financial Corp.
1,000,000	2.15%, due 3/23/15	1,004,972
	Citigroup, Inc.
1,000,000	2.65%, due 3/2/15	1,005,531
	Fifth Third Bank
1,200,000	1.15%, due 11/18/16	1,205,158
	JPMorgan Chase & Co.
1,500,000	1.875%, due 3/20/15	1,507,064
	KeyBank NA
1,200,000	1.10%, due 11/25/16	1,201,394
	PNC Bank NA
1,600,000	0.532%, due 8/1/17 (b)	1,601,260
	Suntrust Banks, Inc.
750,000	3.60%, due 4/15/16	778,922
	Toronto Dominion Bank
1,250,000	1.50%, due 9/9/16	1,268,454
		13,254,307
Biotechnology 0.5%
	Amgen, Inc.
700,000	2.30%, due 6/15/16	714,480

Brokers 1.5%
	Goldman Sachs Group, Inc.
1,300,000	3.30%, due 5/3/15	1,314,920
	Morgan Stanley
1,000,000	5.75%, due 10/18/16	1,083,063
		2,397,983
Cable/Satellite 0.5%
	Direct TV Holdings
800,000	3.50%, due 3/1/16	825,542

Chemicals 2.3%
	Dow Chemical Co.
1,200,000	2.50%, due 2/15/16	1,225,716
	Eastman Chemical Co.
700,000	3.00%, due 12/15/15	716,269
	Ecolab, Inc.
1,000,000	2.375%, due 12/8/14	1,000,309
565,000	3.00%, due 12/8/16	585,887
		3,528,181
The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

Commercial and Service Industry
Machinery Manufacturing 0.3%
	KlA-Tencor Corp.
$500,000	2.375%, due 11/1/17	$505,596

Commercial Finance 1.4%
	Air Lease Corp.
800,000	4.50%, due 1/15/16	822,000
	Gatx Corp.
1,280,000	1.25%, due 3/4/17	1,275,187
		2,097,187
Communications Equipment 0.6%
	L-3 Communications Corp.
1,000,000	1.50%, due 5/28/17	995,458

Computer Equipment 0.3%
	Cisco Systems, Inc.
500,000	1.10%, due 3/3/17	502,035

Construction Materials Manufacturing 0.7%
	Martin Marietta Materials, Inc.
1,000,000	1.333%, due 6/30/17 (a)(b)	1,004,685

Consumer Finance 0.8%
	American Express Credit
1,300,000	1.75%, due 6/12/15	1,309,140

Data Processing, Hosting,
and Related Services 0.6%
	Fidelity National
	Information Services
1,000,000	1.45%, due 6/5/17	997,862

Diversified Minerals 0.5%
	BHP Billiton Finance USA, Ltd.
800,000	1.00%, due 2/24/15	801,117

Electric Utilities 0.5%
	Dominion Resources, Inc.
700,000	1.95%, due 8/15/16	710,786

Electrical Equipment 0.7%
	Tyco International Group SA
1,000,000	3.375%, due 10/15/15	1,022,988

Electrical Equipment Manufacturing 0.9%
	Amphenol Corp.
1,430,000	1.55%, due 9/15/17	1,435,151

Finance 0.7%
	SLM Corp.
1,000,000	6.25%, due 1/25/16	1,047,500

Financial Services 0.7%
	Principal Life Global Funding II
1,000,000	1.50%, due 9/11/17 (a)	1,002,777

Food 1.9%
	Conagra Foods, Inc.
930,000	1.30%, due 1/25/16	933,874
	Kraft Foods Group, Inc.
1,200,000	1.625%, due 6/4/15	1,206,208
	Kroger Co.
800,000	1.20%, due 10/17/16	801,062
		2,941,144
Food and Beverage 1.6%
	Anheuser-Busch InBev
	Finance Inc.
500,000	1.125%, due 1/27/17	503,021
	Pepsico, Inc.
1,300,000	0.70%, due 8/13/15	1,303,621
	Wm. Wrigley Jr. Co.
700,000	1.40%, due 10/21/16 (a)	703,536
		2,510,178
Grocery and Related Product
Merchant Wholesalers 0.9%
	Sysco Corp.
1,440,000	1.45%, due 10/2/17	1,451,497

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

Health Care 0.7%
	McKesson Corp.
$1,000,000	0.95%, due 12/4/15	$1,002,714

Healthcare Facilities and Services 0.9%
	Express Scripts Holding Co.
1,430,000	1.25%, due 6/2/17	1,421,537

Home Improvement 0.5%
	Whirlpool Corp.
800,000	1.35%, due 3/1/17	801,381

Insurance 2.0%
	CNA Financial Corp.
88,000	5.85%, due 12/15/14	88,156
	Metropolitan Life
	Global Funding I
2,000,000	0.609%, due 4/10/17 (a)(b)	2,010,992
	Prudential Financial Inc.
950,000	4.75%, due 9/17/15	983,144
		3,082,292
Lessors of Real Estate 0.3%
	Arc Properties Operating
500,000	2.00%, due 2/6/17	479,936

Life Sciences Equipment 0.5%
	Thermo Fisher Scientific, Inc.
800,000	3.20%, due 5/1/15	808,565

Machinery Manufacturing 0.6%
	Caterpillar Financial Services
1,000,000	1.25%, due 8/18/17	1,001,928

Manufacturing 0.3%
	ITT Corp.
485,000	7.375%, due 11/15/15	514,694

Media 1.3%
	Time Warner, Inc.
985,000	3.15%, due 7/15/15	1,000,723
	Viacom Inc.
1,000,000	1.25%, due 2/27/15	1,001,844
		2,002,567
Medical Equipment 0.6%
	Baxter International, Inc.
450,000	0.95%, due 6/1/16	450,948
	Carefusion Corp.
500,000	1.45%, due 5/15/17	496,661
		947,609
Metals and Mining 1.8%
	Freeport-McMoRan Inc.
500,000	2.30%, due 11/14/17	503,403
	Glencore Funding LLC
1,000,000	1.70%, due 5/27/16 (a)	1,005,001
	Rio Tinto Finance USA Ltd.
1,300,000	1.875%, due 11/2/15	1,313,741
		2,822,145
Office Equipment 0.7%
	Xerox Corp.
1,000,000	2.95%, due 3/15/17	1,034,304

Oil and Gas 1.2%
	Anadarko Petroleum Corp.
700,000	5.95%, due 9/15/16	756,429
	Ensco PLC
1,000,000	3.25%, due 3/15/16	1,028,247
		1,784,676
Pharmaceuticals 1.5%
	Bayer U.S. Finance LLC
500,000	0.481%, due 10/7/16 (a)(b)	500,411
	Mylan, Inc.
800,000	1.80%, due 6/24/16	807,970
	Perrigo Co. plc
1,000,000	1.30%, due 11/8/16	999,372
		2,307,753

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

Real Estate 0.6%
	Ventas Realty LP
$1,000,000	1.25%, due 4/17/17	$999,003

Retail 1.4%
	CVS Caremark Corp.
1,000,000	1.20%, due 12/5/16	1,002,415
	Walgreen Co.
1,200,000	1.00%, due 3/13/15	1,202,053
		2,204,468
Retail – Consumer Discretionary 1.0%
	eBay, Inc.
1,600,000	0.433%, due 7/28/17 (b)	1,588,435

Software and Services 0.6%
	Thomson Reuters Corp.
1,000,000	1.65%, due 9/29/17	998,419

Telecommunications 1.2%
	American Tower Corp.
453,000	4.625%, due 4/1/15	458,658
	Verizon Communications, Inc.
1,400,000	0.70%, due 11/2/15	1,401,154
		1,859,812
Transportation 0.8%
	Paccar Financial Corp.
1,250,000	0.75%, due 5/16/16	1,252,925

Total Corporate Bonds
(cost $78,346,133)		78,489,038

MORTGAGE-BACKED SECURITIES 24.9%

Commercial Mortgage-Backed Securities 3.3%
	Banc of America Commercial
	Mortgage Trust
	5.71%, due 5/10/45, Series
650,201	2006-2, Class AAB (b)	656,924
	Credit Suisse Mortgage Capital
	5.467%, due 2/15/39, Series
1,500,000	2006-C1, Class A4 (b)	1,552,892
	Hilton USA Trust
	1.156%, due 11/5/30,
	Series 2013-HLF,
1,970,930	Class AFL (a)(b)	1,972,033
	LB-UBS Commercial
	Mortgage Trust
	5.661%, due 3/15/39,
	Series 2006-C3,
920,941	Class A4 (b)	959,908
		5,141,757
Residential Mortgage-Backed Securities 13.9%
	American Homes 4 Rent
	1.60%, due 6/17/31, Series
2,500,000	2014-SFR1, Class B (a)(b)	2,449,669
	American Residential
	Property Trust
	1.905%, due 9/17/31,
	Series 2014-SFR1,
3,000,000	Class B (a)(b)	2,980,176
	Colony American Homes
	1.60%, due 5/17/31,
	Series 2014-1A,
2,250,000	Class B (a)(b)	2,200,878
	Equity Mortgage Trust
	1.006%, due 5/8/31,
	Series 2014-INNS,
2,000,000	Class A (a)(b)	2,000,689
	Invitation Homes Trust
	1.60%, due 12/17/30,
	Series 2013-SFR1,
4,000,000	Class B (a)(b)	3,933,842
	1.655%, due 6/17/31,
	Series 2014-SFR1,
4,000,000	Class B (a)(b)	3,948,368

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

Residential Mortgage-Backed Securities 13.9% (continued)
	PFS Tax Lien Trust
	1.44%, due 5/15/29,
$1,166,940	Series 2014-A (a)	$1,170,757
	Silver Bay Realty Trust
	1.605%, due 9/17/31,
	Series 2014-1,
3,000,000	Class B (a)(b)	2,939,337
		21,623,716
U.S. Government Agencies 7.7%
	FHLMC ARM Pool (b)
1,939	2.149%, due 8/1/15, #755204	1,944
6,578	2.343%, due 2/1/22, #845113	6,816
25,494	1.999%, due 10/1/22, #635206	26,152
7,620	2.359%, due 6/1/23, #845755	7,782
7,364	2.33%, due 2/1/24, #609231	7,403
385,186	2.401%, due 1/1/25, #785726	403,301
10,377	2.283%, due 1/1/33, #1B0668	10,443
518,593	2.375%, due 10/1/34, #782784	553,250
205,191	2.302%, due 12/1/34, #1G0018	216,244
128,860	2.441%, due 4/1/36, #847671	138,855
	FHLMC Pool
240,304	5.00%, due 10/1/38, #G04832	266,083
	FNMA ARM Pool (b)
23,560	2.54%, due 7/1/25, #555206	23,689
84,715	1.645%, due 7/1/27, #424953	85,501
79,121	2.35%, due 3/1/28, #556438	79,708
84,146	2.408%, due 6/1/29, #508399	84,757
218,192	2.108%, due 4/1/30, #562912	219,932
62,451	2.386%, due 10/1/30, #670317	62,914
42,605	2.115%, due 9/1/31, #597196	42,860
28,209	2.277%, due 11/1/31, #610547	28,438
3,604	2.25%, due 4/1/32, #629098	3,628
399,479	2.196%, due 10/1/33, #743454	428,146
1,102,839	2.375%, due 11/1/33, #755253	1,176,944
1,750,456	2.42%, due 5/1/34, #AC5719	1,883,518
380,277	2.112%, due 7/1/34, #779693	405,242
362,262	1.918%, due 10/1/34, #795136	382,230
169,169	2.164%, due 1/1/35, #805391	181,933
105,834	2.125%, due 10/1/35, #845041	113,770
249,156	2.233%, due 10/1/35, #846171	262,975
433,561	2.19%, due 1/1/36, #849264	463,254
117,412	2.258%, due 6/1/36, #872502	127,270
738,936	2.261%, due 1/1/37, #906389	779,251
829,156	2.635%, due 3/1/37, #907868	894,024
543,875	2.28%, due 8/1/37, #949772	550,922
49,672	2.125%, due 10/1/37, #955963	50,829
95,748	1.81%, due 11/1/37, #948183	96,227
276,191	2.64%, due 11/1/37, #953653	277,742
	FNMA Pool
634,139	5.00%, due 6/1/40, #AD5479	705,445
69,605	4.00%, due 11/1/41, #AJ3797	74,426
	GNMA II ARM Pool (b)
8,220	2.00%, due 11/20/21, #8871	8,466
44,236	1.625%, due 10/20/22, #8062	45,377
124,259	1.625%, due 11/20/26, #80011	128,714
30,511	2.00%, due 11/20/26, #80013	31,807
17,538	1.625%, due 12/20/26, #80021	18,169
8,072	1.625%, due 1/20/27, #80029	8,370
139,214	1.625%, due 7/20/27, #80094	144,456
188,327	1.625%, due 8/20/27, #80104	195,446
7,787	1.625%, due 10/20/27, #80122	8,061
65,989	1.625%, due 1/20/28, #80154	68,554
142,438	1.625%, due 10/20/29, #80331	147,342
27,950	1.625%, due 11/20/29, #80344	28,917
		11,957,527
Total Mortgage-Backed Securities
(cost $38,548,570)		38,723,000

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2014 (continued)

Principal Amount/
Shares		Value

U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 22.3%

U.S. Government Agencies 16.8%
	FHLB
$5,000,000	0.25%, due 1/16/15	$5,000,960
	FHLMC
3,000,000	1.75%, due 9/10/15	3,036,978
3,000,000	0.50%, due 5/13/16	3,008,493
3,000,000	0.875%, due 10/14/16	3,017,592
	FNMA
5,000,000	0.75%, due 12/19/14	5,001,710
4,000,000	0.375%, due 3/16/15	4,003,164
3,000,000	0.50%, due 5/27/15	3,005,040
		26,073,937
U.S. Treasury Notes 5.5%
	U.S. Treasury Note
1,500,000	0.375%, due 4/15/15	1,501,992
2,000,000	0.25%, due 5/15/15	2,002,188
5,000,000	0.375%, due 6/15/15	5,008,985
		8,513,165
Total U.S. Government Agencies
and Instrumentalities
(cost $34,571,016)		34,587,102

SHORT-TERM INVESTMENTS 2.0%
3,085,038	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.01% (c)	3,085,038

Total Short-Term Investments
(cost $3,085,038)		3,085,038
Total Investments
(cost $154,550,757)	99.7%	154,884,178
Other Assets less Liabilities	0.3%	424,743
TOTAL NET ASSETS	100.0%	$155,308,921

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2014, the value of these investments was $34,032,218 or 21.9% of total net assets.

(b)	Variable rate security. Rate shown reflects the rate in effect as of November 30, 2014.
(c)	Rate shown is the 7-day annualized yield as of November 30, 2014.

ARM – Adjustable Rate Mortgage
FHLB – Federal Home Loan Bank
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – November 30, 2014

Assets:
Investments in securities, at value (cost $154,550,757)	$154,884,178
Receivable for securities sold	14,364
Receivable for fund shares sold	70,921
Interest receivable	480,656
Prepaid expenses	17,139
Total assets	155,467,258

Liabilities:
Payable for fund shares redeemed	40,119
Investment advisory fees	27,087
Administration fees	15,197
Custody fees	2,488
Transfer agent fees and expenses	18,728
Fund accounting fees	20,554
Audit fees	17,764
Legal fees	1,888
Chief Compliance Officer fee	1,865
Accrued expenses	12,647
Total liabilities	158,337
Net Assets	$155,308,921

Net Assets Consist of:
Paid-in capital	$155,199,403
Undistributed net investment income	21,486
Accumulated net realized loss on investments	(245,389)
Net unrealized appreciation on investments	333,421
Net Assets	$155,308,921

Net Asset Value, Offering Price and Redemption Price Per Share	$10.05

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	15,450,602

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Statement of Operations – Year Ended November 30, 2014

Investment Income:
Interest	$1,457,937
Total investment income	1,457,937

Expenses:
Investment advisory fees (Note 4)	311,309
Transfer agent fees and expenses (Note 4)	72,255
Fund accounting fees (Note 4)	68,397
Administration fees (Note 4)	49,397
Registration fees	36,941
Audit fees	17,784
Custody fees (Note 4)	17,746
Reports to shareholders	9,123
Legal fees	8,249
Trustees’ fees	7,900
Insurance	7,664
Chief Compliance Officer fee (Note 4)	7,205
Miscellaneous	8,041
Total expenses	622,011
Less: Fee waiver by adviser (Note 4)	(34,840)
Net expenses	587,171
Net investment income	870,766

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	75,348
Net change in unrealized appreciation on investments	(439,776)
Net loss on investments	(364,428)
Net increase in net assets resulting from operations	$506,338

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	November 30,	November 30,
	2014	2013
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$870,766	$688,842
Net realized gain on investments	75,348	91,943
Net change in unrealized appreciation/(depreciation) on investments	(439,776)	(328,359)
Net increase in net assets resulting from operations	506,338	452,426

Distributions Paid to Shareholders:
Distributions from net investment income	(973,883)	(739,924)
Total distributions paid to shareholders	(973,883)	(739,924)

Capital Share Transactions:
Proceeds from shares sold	87,970,014	78,049,656
Distributions reinvested	572,389	366,383
Payment for shares redeemed	(72,112,451)	(109,126,269)
Net increase/(decrease) in net assets from capital share transactions	16,429,952	(30,710,230)
Total increase/(decrease) in net assets	15,962,407	(30,997,728)

Net Assets, Beginning of Year	139,346,514	170,344,242
Net Assets, End of Year	$155,308,921	$139,346,514
Includes Undistributed Net Investment Income of	$21,486	$18,166

Transactions in Shares:
Shares sold	8,729,807	7,742,475
Shares issued on reinvestment of distributions	56,843	36,351
Shares redeemed	(7,157,652)	(10,820,041)
Net increase/(decrease) in shares outstanding	1,628,998	(3,041,215)

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Financial Highlights

	Year Ended November 30,
	2014	2013	2012	2011	2010
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$10.08	$10.10	$10.10	$10.11	$10.12

Income From Investment Operations:
Net investment income	0.05	0.05	0.04	0.05	0.07
Net realized and unrealized gain/(loss) on investments	(0.02)	(0.02)	0.00 *	(0.00)*	0.00 *
Total from investment operations	0.03	0.03	0.04	0.05	0.07

Less Distributions:
Distributions from net investment income	(0.06)	(0.05)	(0.04)	(0.06)	(0.08)
Total distributions	(0.06)	(0.05)	(0.04)	(0.06)	(0.08)

Net asset value, end of year	$10.05	$10.08	$10.10	$10.10	$10.11

Total Return	0.33%	0.34%	0.41%	0.47%	0.72%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$155,309	139,347	$170,344	$171,508	$154,948
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.38%	0.35%	0.35%	0.35%	0.35%
Before fee waivers and reimbursements	0.40%	0.43%	0.38%	0.39%	0.40%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	0.56%	0.49%	0.36%	0.51%	0.67%
Before fee waivers and reimbursements	0.54%	0.41%	0.33%	0.47%	0.62%
Portfolio turnover rate	38%	56%	53%	11%	59%

*  Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2014

Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The investment objective of the PIA Short-Term Securities Fund (the “Short-Term Fund”) is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Short-Term Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 – 2013, or expected to be taken in the Fund’s 2014 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets.

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2014 (continued)

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended November 30, 2014, the Fund made the following permanent tax adjustments on the statement of assets and liabilities:

	Undistributed Net	Accumulated Net Realized	Paid-In
	Investment Income	Loss on Investments	Capital
Short-Term Fund	$106,437	$111,839	$(218,276)

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2014, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2014 (continued)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2014 (continued)

Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange.  If there was no sale on the applicable exchange on such day, they are valued at the mean of the quoted bid and asked prices as of the close of such exchange.  The Fund did not hold derivative instruments during the year ended November 30, 2014.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term investments which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of November 30, 2014, Pacific Income Advisers, Inc., the adviser, has determined that the Rule 144A securities held by the Fund are considered liquid.

The Board of Trustees has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2014 (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$78,489,038	$—	$78,489,038
Mortgage-Backed Securities	—	38,723,000	—	38,723,000
U.S. Government Agencies
and Instrumentalities	—	34,587,102	—	34,587,102
Total Fixed Income	—	151,799,140	—	151,799,140
Short-Term Investments	3,085,038	—	—	3,085,038
Total Investments	$3,085,038	$151,799,140	$—	$154,884,178

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at November 30, 2014, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at value
Mortgage-Backed Securities
Balance as of November 30, 2013	$2,010,000
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(37,967)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	(1,972,033)
Balance as of November 30, 2014	$—

Transfers from level 3 to level 2 are a result of the availability of current market data provided by the Fund’s primary pricing service which utilizes observable inputs.

Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Short-Term Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the year ended November 30, 2014, the Short-Term Fund incurred $311,309 in advisory fees.

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2014 (continued)

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Short-Term Fund’s aggregate annual operating expenses to 0.39% of average daily net assets effective March 30, 2014.  Prior to March 30, 2014, the expense cap of the Fund was 0.35%.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made since March 30, 2011.  The Adviser may not recoup expense waivers and/or reimbursements made prior to March 30, 2011.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended November 30, 2014, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $34,840 for the Short-Term Fund.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $208,282 for the Short-Term Fund at November 30, 2014.  The expense limitation will remain in effect through at least March 29, 2015, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Short-Term Fund
Year	Amount
2015	$60,843
2016	112,599
2017	34,840
$208,282

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2014 (continued)

For the year ended November 30, 2014, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Short-Term Fund
Administration	$49,397
Fund Accounting	68,397
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	53,501
Custody	17,746
Chief Compliance Officer	7,205

At November 30, 2014, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

Short-Term Fund
Administration	$15,197
Fund Accounting	20,554
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	13,534
Custody	2,488
Chief Compliance Officer	1,865

Note 5 – Purchases and Sales of Securities
	Non-Government		Government
	Purchases	Sales	Purchases	Sales
Short-Term Fund	$56,507,705	$25,182,925	$24,108,870	$21,531,185

Note 6 – Line of Credit
The Short-Term Fund has a line of credit in the amount of $15,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the year ended November 30, 2014.

Note 7 – Federal Income Tax Information
Net investment income and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the years ended November 30, 2014 and November 30, 2013 was as follows:

	November 30, 2014	November 30, 2013
Ordinary income	$973,883	$739,924

Ordinary income distributions may include dividends paid from short-term capital gains.

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2014 (continued)

As of November 30, 2014, the components of accumulated earnings/(losses) on a tax basis were as follows:

Short-Term Fund
Cost of investments (a)	$154,550,757
Gross unrealized appreciation	848,733
Gross unrealized depreciation	(515,312)
Net unrealized appreciation	333,421
Undistributed ordinary income	21,486
Undistributed long-term capital gains	—
Total distributable earnings	21,486
Other accumulated losses	(245,389)
Total accumulated earnings	$109,518

   (a)The book-basis and tax-basis net unrealized appreciation are the same.

The Short-Term Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

					Short-Term	Long-Term
	2015	2017	2018	2019	Indefinite	Indefinite	Total
Short-Term Fund	$43,801	$45,313	$56,182	$63,174	$3,850	$33,069	$245,389

Note 8 – Other Tax Information (Unaudited)
For the year ended November 30, 2014, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Fund.  For shareholders in the Fund, none of the dividend income distributed for the year ended November 30, 2014 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

On December 29, 2014, the Short-Term Fund distributed $0.00849397 per share of net investment income.

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA Short-Term Securities Fund

We have audited the accompanying statement of assets and liabilities of the PIA Short-Term Securities Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2014, by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PIA Short-Term Securities Fund, as of November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2015

PIA Short-Term Securities Fund
Notice to Shareholders – November 30, 2014
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PIA Short-Term Securities Fund
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Number of
				Portfolios	Other
			Principal	in Fund	Directorships
		Term of Office	Occupation	Complex	Held During
Name, Address	Position Held	and Length of	During Past	Overseen by	Past Five
and Age	with the Trust	Time Served	Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite term	Director, Alpha Gamma	6	Trustee,
(age 68)		since	Delta Housing Corporation		Advisors Series
615 E. Michigan Street		March 2014.	(collegiate housing		Trust (for series
Milwaukee, WI 53202			(management) (2012 to		not affiliated
			present); Trustee and Chair		with the Funds);
			(2000 to 2012), New		Independent
			Covenant Mutual Funds		Trustee from
			(1999 to 2012); Director and		1999 to 2012,
			Board Member, Alpha Gamma		New Covenant
			Delta Foundation (philanthropic		Mutual Funds.
organization) (2005 to 2011).

Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial	6	Trustee,
(age 78)		since	Consultant and former		Advisors Series
615 E. Michigan Street		February 1997.	Executive Vice President and		Trust (for series
Milwaukee, WI 53202			Chief Operating Officer of ICI		not affiliated
			Mutual Insurance Company		with the Funds);
			(until January 1997).		Trustee, The
Forward Funds
(33 portfolios).

George J. Rebhan	Trustee	Indefinite term	Retired; formerly President,	6	Trustee,
(age 80)		since	Hotchkis and Wiley Funds		Advisors Series
615 E. Michigan Street		May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

Number of
				Portfolios	Other
			Principal	in Fund	Directorships
		Term of Office	Occupation	Complex	Held During
Name, Address	Position Held	and Length of	During Past	Overseen by	Past Five
and Age	with the Trust	Time Served	Five Years	Trustee(2)	Years(3)

George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	6	Trustee,
(age 75)		since	President, Federal Home Loan		Advisors Series
615 E. Michigan Street		February 1997.	Bank of San Francisco.		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).
Interested Trustee

Joe D. Redwine(4)	Interested	Indefinite term	President, CEO, U.S. Bancorp	6	Trustee,
(age 67)	Trustee	since	Fund Services, LLC		Advisors Series
615 E. Michigan Street		September 2008.	(May 1991 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp Fund Services, LLC
(age 67)	Chief Executive	since	(May 1991 to present).
615 E. Michigan Street	Officer	September 2007.
Milwaukee, WI 53202

Douglas G. Hess	President and	Indefinite term	Senior Vice President, Compliance and Administration,
(age 47)	Principal	since	U.S. Bancorp Fund Services, LLC (March 1997 to present).
615 E. Michigan Street	Executive	June 2003.
Milwaukee, WI 53202	Officer

Cheryl L. King	Treasurer and	Indefinite term	Vice President, Compliance and Administration,
(age 53)	Principal	since	U.S. Bancorp Fund Services, LLC (October 1998 to present).
615 E. Michigan Street	Financial	December 2007.
Milwaukee, WI 53202	Officer

Kevin J. Hayden	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 43)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Albert Sosa	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 44)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2004 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Michael L. Ceccato	Vice President,	Indefinite term	Senior Vice President, U.S. Bancorp Fund Services, LLC
(age 57)	Chief	since	(February 2008 to present).
615 E. Michigan Street	Compliance	September 2009.
Milwaukee, WI 53202	Officer and
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Senior Vice President and Counsel, U.S. Bancorp Fund
(age 49)		since	Services, LLC (May 2006 to present).
615 E. Michigan Street		June 2007.
Milwaukee, WI 53202

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2014, the Trust is comprised of 45 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, the PIA High Yield Fund, the PIA High Yield (MACS) Fund, the PIA MBS Bond Fund and the PIA Short Duration Bond Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

– PIA High Yield Fund
Investor Class

Annual Report

November 30, 2014

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this annual report for the twelve-month period ended November 30, 2014 regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”) is the adviser.

During the twelve months ended November 30, 2014, the PIA High Yield Fund’s total return, including the reinvestment of dividends, was as follows:

			Since Inception
		3 Years	(12/31/10)
	1 Year	(Annualized)	(Annualized)
PIA High Yield Fund	4.26%	9.17%	7.60%
Barclays Capital U.S. Corporate High-Yield Index	4.52%	9.92%	8.13%

Performance data quoted represents past performance; does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The Fund returned 4.26% after fees and expenses during the twelve months ended November 30, 2014, trailing the Barclays Capital U.S. Corporate High-Yield Index (the “Index”), which returned 4.52%.  The Fund’s total return includes 0.98% in Fund fees and expenses for the twelve months ended November 30, 2014, compared to the Index, which does not incur fees and expenses.  As stated in the current prospectus, as supplemented, the Fund’s gross expense ratio is 1.00% and the Fund’s Net Annual Fund Operating Expenses are 0.73%.

Prior to January 1, 2015, the contractual expense cap under the Fund’s written operating expenses limitation agreement was 0.98%.  PIA has further agreed to temporarily waive all or a portion of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.73% of the Fund’s average daily net assets through at least March 29, 2016.

Credit selection in the Fund was the primary contributor to its performance for the period.  The best performing quality spectrum in high yield during the period was the BB sub-sector.  The Fund was significantly underweight this quality spectrum during the period, which proved to be a detractor to the Fund’s overall performance.  Notwithstanding this, the Fund’s superior credit selection within its favored B and Caa sub-sectors during the year more than offset the Fund’s underweight positioning in BB’s.  Additionally, the Fund’s strict top down industry focus proved beneficial to performance during the period.  The Fund is approximately half-weight the Index’s energy sector (one of the worst performing industries during the period), largely through a decision to avoid purchasing any of the energy sector exploration and production (“E&P”) new issuance.  Energy was the largest high yield issuance sector during the year comprising approximately 19% of total U.S. high yield issuance in 2014 (according to Credit Suisse), and this was comprised primarily of the more risky and capital intensive E&P issuers.  As a result of this heavy issuance, energy was the fastest growing portion of the Index, increasing from 10.4% to 14.0% of the Index during the period.  The steep drop in oil prices has subsequently led to sharp bond price declines in much of the high yield energy sector.  If oil prices remain at current levels, we would expect energy sector defaults to increase over the next couple years, thereby driving overall high yield default levels (from recent lows) closer to the  long-term average of approximately 3.1% (Credit Suisse).

PIA High Yield Fund

The high yield market had relatively modest returns for the period overall, but not without some volatility along the way.  High yield market average spreads widened from 439 basis points (“bps”) to 487 bps for the period, while the yield to worst rose from 5.6% to 6.1%.  These modestly weaker trends obscure the fact that the market reached an all-time low yield to worst in June 2014 of 4.83%, while attaining the lowest spread levels since 2007 at 364 bps (Barclays Capital U.S. Corporate High-Yield Index).  In fact, it was a tale of two markets for the period, a very robust first seven months, supported by continuing Federal Reserve Board accommodative policy and improving economic news, followed abruptly by a market drop in July of -1.33%, the market’s first negative return month since August of 2013.  July indeed turned out to be the market inflexion point for the year, as the high yield market managed only a -1.42% return in the last five months of the period, as measured by the Barclays Capital U.S. Corporate High-Yield Index.

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the twelve months ended November 30, 2014.  We look forward to reporting to you again with the semi-annual report dated May 31, 2015.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

The Barclays Capital U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Fitch Investors Service, and Standard & Poor’s is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.  You cannot invest directly in an index.

PIA High Yield Fund

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s, Moody’s Investors Service, and Fitch Investors Service.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).

Yield to worst is calculated by using the lower of the yield to maturity or the yield to call after considering all possible call dates prior to maturity.

Basis point equals 1/100th of 1%.

Please refer to the Schedule of Investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Current and future portfolio holdings are subject to risk.

Quasar Distributors, LLC, Distributor

PIA High Yield Fund

PIA HIGH YIELD FUND
Comparison of the change in value of a $10,000 investment in the
PIA High Yield Fund vs the Barclays Capital U.S. Corporate High-Yield Bond Index

Average Annual Total Return*	1 Year	Since Inception
PIA High Yield Fund	4.26%	7.60%
Barclays Capital U.S. Corporate High-Yield Bond Index	4.52%	8.13%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, December 31, 2010.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect.  In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  This chart does not imply any future performance.

The Barclays Capital U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.

Indices do not incur expenses and are not available for investment.

*Average Annual Total Return represents the average change in account value over the periods indicated.

PIA High Yield Fund
Expense Example – November 30, 2014
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/14 – 11/30/14).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.98% per the operating expenses limitation agreement for the PIA High Yield Fund.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/14	Value 11/30/14	Period 6/1/14 – 11/30/14*
PIA High Yield Fund
Actual	$1,000.00	$ 994.30	$4.90
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$4.96

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the PIA High Yield Fund is 0.98%.

PIA High Yield Fund
Allocation of Portfolio Assets – November 30, 2014
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA High Yield Fund
Schedule of Investments – November 30, 2014

Principal Amount		Value

CORPORATE BONDS 92.1%

Aerospace/Defense 4.1%
	Gencorp, Inc.
$1,150,000	7.125%, due 3/15/21	$1,217,563
	KLX, Inc.
500,000	5.875%, due 12/1/22 (b)	510,000
	LMI Aerospace, Inc.
800,000	7.375%, due 7/15/19 (b)	796,000
	Transdigm, Inc.
1,050,000	6.00%, due 7/15/22	1,065,750
		3,589,313
Auto Parts Manufacturing 0.6%
	Nexteer Automotive Group Ltd.
500,000	5.875%, due 11/15/21 (b)	511,250

Automotive 3.0%
	Accuride Corp.
676,000	9.50%, due 8/1/18	703,885
	Affinia Group, Inc.
1,500,000	7.75%, due 5/1/21	1,548,750
	Schaeffler Finance BV
20,000	6.875%, due 8/15/18 (b)	21,025
20,000	6.25%, due 11/15/19 (b)	21,025
350,000	4.25%, due 5/15/21 (b)	343,875
		2,638,560
Building Materials 2.5%
	American Builders &
	Contractors Supply Co., Inc.
80,000	5.625%, due 4/15/21 (b)	81,000
	Associated Asphalt Partners LLC
540,000	8.50%, due 2/15/18 (b)	523,800
	Building Materials Holding Corp.
400,000	9.00%, due 9/15/18 (b)	418,000
	U.S. Concrete, Inc.
625,000	8.50%, due 12/1/18	671,875
	USG Corp.
500,000	5.875%, due 11/1/21 (b)	517,515
		2,212,190
Chemicals 10.2%
	Cornerstone Chemical Co.
600,000	9.375%, due 3/15/18 (b)	615,000
	H.I.G. BBC Intermediate
	Holdings Corp.
150,000	10.50%, due 9/15/18 (b)	147,750
	Hexion U.S. Finance Corp.
650,000	6.625%, due 4/15/20	632,125
	Ineos Finance PLC
50,000	7.50%, due 5/1/20 (b)	52,688
	Ineos Group Holdings PLC
700,000	5.875%, due 2/15/19 (b)	682,500
	Kissner Milling Company Ltd.
1,000,000	7.25%, due 6/1/19 (b)	1,022,499
	Kraton Polymers LLC
620,000	6.75%, due 3/1/19	645,963
	LSB Industries, Inc.
900,000	7.75%, due 8/1/19	958,499
	Momentive Performance
	Materials, Inc.
165,000	3.875%, due 10/24/21	145,200
	Nexeo Solutions LLC
550,000	8.375%, due 3/1/18	541,749
	Omnova Solutions, Inc.
588,000	7.875%, due 11/1/18 (c)	601,228
	Perstorp Holding AB
495,000	8.75%, due 5/15/17 (b)	508,613
	Rentech Nitrogen Partners L.P.
500,000	6.50%, due 4/15/21 (b)	482,500
	TPC Group, Inc.
225,000	8.75%, due 12/15/20 (b)	234,563
	Trinseo Materials Operating S.C.A.
1,000,000	8.75%, due 2/1/19	1,032,500
	Tronox Worldwide LLC
750,000	6.375%, due 8/15/20	772,500
		9,075,877
Construction Machinery 1.3%
	H & E Equipment Services, Inc.
1,070,000	7.00%, due 9/1/22	1,142,225

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

Consumer Cyclical Services 3.0%
	APX Group, Inc.
$175,000	6.375%, due 12/1/19	$168,438
560,000	8.75%, due 12/1/20	495,600
	Garda World Security Corp.
140,000	7.25%, due 11/15/21 (b)	140,700
	GEO Group, Inc.
950,000	5.875%, due 1/15/22	985,625
	Reliance Intermediate Holdings
475,000	9.50%, due 12/15/19 (b)	500,531
	West Corp.
420,000	5.375%, due 7/15/22 (b)	402,150
		2,693,044
Consumer Products 1.9%
	Acco Brands Corp.
500,000	6.75%, due 4/30/20	536,250
	Alphabet Holdings Co.
500,000	7.75%, due 11/1/17	455,000
	Prestige Brands Inc.
375,000	5.375%, due 12/15/21 (b)	371,250
	Visant Corp.
350,000	10.00%, due 10/1/17	315,000
		1,677,500
Consumer Services 3.0%
	Modular Space Corp.
850,000	10.25%, due 1/31/19 (b)	856,375
	Quad/Graphics, Inc.
850,000	7.00%, due 5/1/22 (b)	836,188
	United Rentals
	(North America), Inc.
400,000	6.125%, due 6/15/23	425,000
500,000	5.75%, due 11/15/24	520,000
		2,637,563
Containers & Packaging 1.0%
	Paperworks Industries, Inc.
830,000	9.50%, due 8/15/19 (b)	849,713

Distributors 0.8%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20	209,000
500,000	6.75%, due 1/15/22	500,000
		709,000
Diversified Manufacturing 2.0%
	Constellation Enterprises LLC
375,000	10.625%, due 2/1/16 (b)	305,625
	Dynacast International LLC
500,000	9.25%, due 7/15/19	537,500
	Griffon Corp.
600,000	5.25%, due 3/1/22	576,000
	Mcron Finance Sub LLC
347,000	8.375%, due 5/15/19 (b)	369,555
		1,788,680
Electric 0.8%
	NRG Energy, Inc.
695,000	6.625%, due 3/15/23	731,488

Electrical Equipment Manufacturing 1.1%
	Anixter, Inc.
100,000	5.125%, due 10/1/21	101,750
	WESCO Distribution, Inc.
810,000	5.375%, due 12/15/21	829,238
		930,988
Entertainment Resources 1.5%
	Live Nation Entertainment, Inc.
600,000	7.00%, due 9/1/20 (b)	642,000
	Regal Entertainment Group
750,000	5.75%, due 3/15/22	718,125
		1,360,125
Environmental 1.2%
	Casella Waste Systems, Inc.
800,000	7.75%, due 2/15/19	814,000
	Heckmann Corp.
300,000	9.875%, due 4/15/18	250,569
		1,064,569

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

Finance 0.4%
	National Financial Partners Corp.
$360,000	9.00%, due 7/15/21 (b)	$382,500

Financial Services 0.7%
	Consolidated Energy Finance SA
650,000	6.75%, due 10/15/19 (b)	653,250

Food and Beverage 2.2%
	Carolina Beverage Group LLC
370,000	10.625%, due 8/1/18 (b)	376,475
	Darling Ingredients, Inc.
730,000	5.375%, due 1/15/22	740,038
	Simmons Food Inc.
800,000	7.875%, due 10/1/21 (b)	816,000
		1,932,513
Gaming 0.1%
	Scientific Games Corp.
135,000	8.125%, due 9/15/18	117,450

Healthcare 1.1%
	Examworks Group, Inc.
575,000	9.00%, due 7/15/19	615,250
	Physio-Control
	International Corp.
333,000	9.875%, due 1/15/19 (b)	358,808
		974,058
Industrial – Other 6.1%
	Cleaver-Brooks, Inc.
275,000	8.75%, due 12/15/19 (b)	298,375
	Dycom Investments, Inc.
520,000	7.125%, due 1/15/21	546,000
	Interline Brands, Inc.
375,000	10.00%, due 11/15/18	393,750
	Kratos Defense &
	Security Solutions, Inc.
750,000	7.00%, due 5/15/19	663,750
	Liberty Tire Recycling
	Holdco, LLC
700,000	11.00%, due 10/1/16 (b)	665,000
	Safway Group Holding LLC
1,250,000	7.00%, due 5/15/18 (b)	1,266,438
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)	484,875
	Stonemor Partners L.P.
700,000	7.875%, due 6/1/21 (b)	731,500
	Zachry Holdings, Inc.
375,000	7.50%, due 2/1/20 (b)	378,750
		5,428,438
Machinery Manufacturing 0.7%
	Amsted Industries Inc.
580,000	5.375%, due 9/15/24 (b)	577,100

Manufactured Goods 1.1%
	Gates Global LLC
1,000,000	6.00%, due 7/15/22 (b)	977,500

Media Non-Cable 4.6%
	CBS Outdoor
	Americas Capital, LLC
960,000	5.625%, due 2/15/24 (b)	992,400
	Outerwall, Inc.
600,000	6.00%, due 3/15/19	594,000
	R.R. Donnelley & Sons Co.
1,000,000	6.50%, due 11/15/23	1,040,000
	Radio One, Inc.
830,000	9.25%, due 2/15/20 (b)	796,800
	Southern Graphics, Inc.
600,000	8.375%, due 10/15/20 (b)	622,500
		4,045,700
Metals and Mining 5.4%
	American Gilsonite Co.
850,000	11.50%, due 9/1/17 (b)	862,750
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16	248,750
	Emeco Pty Limited
300,000	9.875%, due 3/15/19 (b)	276,000

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

Metals and Mining 5.4% (Continued)
	Graftech International Ltd.
$640,000	6.375%, due 11/15/20	$598,399
	Rain CII Carbon, LLC
450,000	8.00%, due 12/1/18 (b)	465,750
500,000	8.25%, due 1/15/21 (b)	517,500
	Suncoke Energy, Inc.
19,000	7.625%, due 8/1/19	19,774
300,000	7.375%, due 2/1/20 (b)	316,440
450,000	7.375%, due 2/1/20 (b)	474,660
	TMS International Corp.
950,000	7.625%, due 10/15/21 (b)	999,875
		4,779,898
Oil & Gas 0.4%
	FTS International, Inc.
480,000	6.25%, due 5/1/22 (b)	398,400

Oil Field Services 2.6%
	Calfrac Holdings LP
300,000	7.50%, due 12/1/20 (b)	274,500
	CHC Helicopter SA
450,000	9.25%, due 10/15/20	459,000
	Drill Rig Holdings, Inc.
405,000	6.50%, due 10/1/17 (b)	360,450
	Petroleum Geo-Services
200,000	7.375%, due 12/15/18 (b)	172,000
	Welltec A/S
1,000,000	8.00%, due 2/1/19 (b)	1,052,500
		2,318,450
Packaging 4.6%
	AEP Industries, Inc.
606,000	8.25%, due 4/15/19	615,090
	Beverage Packaging Holdings
500,000	6.00%, due 6/15/17 (b)	500,000
	Cons Container Co.
970,000	10.125%, due 7/15/20 (b)	887,550
	Dispensing Dynamics
	International, Inc.
500,000	12.50%, due 1/1/18 (b)	542,500
	Exopack Holdings Corp.
950,000	7.875%, due 11/1/19 (b)	990,374
	Mustang Merger Corp.
410,000	8.50%, due 8/15/21 (b)	407,950
	Reynolds Group Issuer LLC
110,000	5.75%, due 10/15/20	113,713
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17	54,750
		4,111,927
Paper 6.1%
	Cascades, Inc.
205,000	7.875%, due 1/15/20	214,738
790,000	5.50%, due 7/15/22 (b)	785,062
	Clearwater Paper Corp.
1,020,000	4.50%, due 2/1/23	1,002,149
	Hardwoods Acquisition, Inc.
560,000	7.50%, due 8/1/21 (b)	565,600
	Mercer International, Inc.
440,000	7.75%, due 12/1/22 (b)	448,800
	Neenah Paper, Inc.
500,000	5.25%, due 5/15/21 (b)	512,500
	P.H. Glatfelter Co.
400,000	5.375%, due 10/15/20	410,000
	Rayonier A.M. Products, Inc.
700,000	5.50%, due 6/1/24 (b)	654,499
	Verso Paper Holdings LLC
325,000	11.75%, due 1/15/19	318,500
	Xerium Technologies, Inc.
450,000	8.875%, due 6/15/18	476,719
		5,388,567
Pharmaceuticals 1.0%
	Capsugel Holdings US, Inc.
500,000	7.00%, due 5/15/19 (b)	507,188
	Par Pharmaceutical Cos. Inc.
300,000	7.375%, due 10/15/20	317,250
		824,438

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Schedule of Investments – November 30, 2014 (continued)

Principal Amount		Value

Pipelines 3.3%
	Atlas Pipeline Partners LP
$920,000	5.875%, due 8/1/23	$952,200
	Exterran Partners, L.P.
740,000	6.00%, due 10/1/22 (b)	666,000
	Rose Rock Midstream, L.P.
590,000	5.625%, due 7/15/22	578,200
	Summit Midstream Holdings, LLC
10,000	7.50%, due 7/1/21	10,850
700,000	5.50%, due 8/15/22	696,500
		2,903,750
Publishing and Broadcasting 0.8%
	Media General Financing Sub, Inc.
740,000	5.875%, due 11/15/22 (b)	745,550

Railroad 0.6%
	Watco Companies, Inc.
500,000	6.375%, due 4/1/23 (b)	511,250

Retail – Consumer Discretionary 1.1%
	Hillman Company, Inc.
1,000,000	6.375%, due 7/15/22 (b)	977,500

Retailers 1.6%
	Party City Holdings, Inc.
550,000	8.875%, due 8/1/20	595,375
	Rent-A-Center, Inc.
850,000	6.625%, due 11/15/20	811,750
		1,407,125
Software and Services 1.7%
	Audatex North America, Inc.
150,000	6.00%, due 6/15/21 (b)	156,375
750,000	6.125%, due 11/1/23 (b)	781,875
	Interactive Data Corp.
550,000	5.875%, due 4/15/19 (b)	554,813
		1,493,063
Technology 3.8%
	ACI Worldwide, Inc.
20,000	6.375%, due 8/15/20 (b)	21,225
	Brightstar Corp.
200,000	7.25%, due 8/1/18 (b)	216,500
	Cardtronics, Inc.
290,000	5.125%, due 8/1/22 (b)	285,650
	First Data Corp.
500,000	8.25%, due 1/15/21 (b)	537,500
600,000	8.75%, due 1/15/22 (b)	648,000
	Kemet Corp.
370,000	10.50%, due 5/1/18	382,950
	Sophia L.P./Sophia Finance, Inc.
550,000	9.75%, due 1/15/19 (b)	594,000
	Sungard Data Systems, Inc.
675,000	6.625%, due 11/1/19	691,875
		3,377,700
Textile 0.9%
	Levi Strauss & Co.
750,000	6.875%, due 5/1/22	819,375

Transportation and Logistics 0.8%
	Martin Midstream Partners L.P.
750,000	7.25%, due 2/15/21	746,250

Transportation Services 0.9%
	LBC Tank Terminals Holding
750,000	6.875%, due 5/15/23 (b)	791,250

Wireline Telecommunications Services 0.2%
	Consolidated Communications
150,000	6.50%, due 10/1/22 (b)	151,875

Wirelines 1.3%
	Frontier Communications Corp.
270,000	9.25%, due 7/1/21	317,588
355,000	7.125%, due 1/15/23	372,750
	Windstream Corp.
490,000	6.375%, due 8/1/23	474,687
		1,165,025
Total Corporate Bonds
(cost $81,987,563)		81,611,987

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Schedule of Investments – November 30, 2014 (continued)

Principal Amount/
Shares		Value
RIGHTS 0.0%
1	Momentive Performance
	Escrow (d) (e)	$—

SHORT-TERM INVESTMENTS 6.3%
5,575,141	Invesco STIT – Prime Portfolio –
	Institutional Class, 0.04% (a)	5,575,141

Total Short-Term Investments
(cost $5,575,141)		5,575,141
Total Investments
(cost $87,562,704)	98.4%	87,187,128
Other Assets less Liabilities	1.6%	1,418,597
TOTAL NET ASSETS	100.0%	$88,605,725

(a)	Rate shown is the 7-day annualized yield as of November 30, 2014.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2014, the value of these investments was $43,754,172 or 49.4% of total net assets.

(c)	Variable rate security. Rate shown reflects the rate in effect as of November 30, 2014.
(d)
Restricted security.  The escrow shares were received through a distribution on October 29, 2014 for the purpose of receiving future distributions from the plan of reorganization.  As of November 30, 2014, the security had a cost and value of $0 (0.0% of total net assets).

(e)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Statement of Assets and Liabilities – November 30, 2014

Assets:
Investments in securities, at value (cost $87,562,704)	$87,187,128
Receivable for fund shares sold	342,703
Receivable for investments sold	152,789
Interest receivable	1,573,423
Prepaid expenses	25,128
Total assets	89,281,171

Liabilities:
Payable to investment adviser	43,866
Payable for fund shares redeemed	48,056
Investments payable	503,150
Administration fees	12,730
Transfer agent fees and expenses	18,183
Fund accounting fees	18,277
Audit fees	17,763
Chief Compliance Officer fee	1,370
Shareholder reporting	8,416
Accrued expenses	3,635
Total liabilities	675,446
Net Assets	$88,605,725

Net Assets Consist of:
Paid-in capital	$88,467,937
Undistributed net investment income	98,949
Accumulated net realized gain on investments and swap contracts	414,415
Net unrealized depreciation on investments	(375,576)
Net Assets	$88,605,725

Net Asset Value, Offering Price and Redemption Price Per Share	$10.47

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	8,460,860

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Statement of Operations – Year Ended November 30, 2014

Investment Income:
Interest	$5,182,340
Total investment income	5,182,340

Expenses:
Investment advisory fees (Note 4)	510,508
Transfer agent fees and expenses (Note 4)	76,027
Fund accounting fees (Note 4)	62,834
Administration fees (Note 4)	40,519
Registration fees	30,653
Audit fees	17,784
Custody fees (Note 4)	9,068
Reports to shareholders	8,491
Legal fees	8,488
Trustees’ fees	7,641
Chief Compliance Officer fee (Note 4)	5,575
Insurance	3,935
Miscellaneous	6,048
Total expenses	787,571
Less: Fee waiver by adviser (Note 4)	(17,883)
Net expenses	769,688
Net investment income	4,412,652

Realized and Unrealized Gain/(Loss) on Investments and Swap Contracts:
Net realized gain on:
Investments	430,206
Swap contracts	1,217
Net change in unrealized appreciation on investments	(1,938,946)
Net loss on investments and swap contracts	(1,507,523)
Net increase in net assets resulting from operations	$2,905,129

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	November 30,	November 30,
	2014	2013
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$4,412,652	$2,889,582
Net realized gain on:
Investments	430,206	654,906
Swap contracts	1,217	—
Net change in unrealized appreciation on investments	(1,938,946)	441,034
Net increase in net assets resulting from operations	2,905,129	3,985,522

Distributions Paid to Shareholders:
Distributions from net investment income	(4,380,481)	(2,908,278)
Distributions from net realized gains	(654,938)	(194,856)
Total distributions paid to shareholders	(5,035,419)	(3,103,134)

Capital Share Transactions:
Proceeds from shares sold	51,001,020	32,813,029
Distributions reinvested	2,782,068	1,340,004
Payment for shares redeemed	(24,704,217)	(13,912,104)
Net increase in net assets from capital share transactions	29,078,871	20,240,929
Total increase in net assets	26,948,581	21,123,317

Net Assets, Beginning of Year	61,657,144	40,533,827
Net Assets, End of Year	$88,605,725	$61,657,144
Includes Undistributed Net Investment Income of	$98,949	$49,834

Transactions in Shares:
Shares sold	4,759,633	3,075,500
Shares issued on reinvestment of distributions	260,418	126,072
Shares redeemed	(2,309,964)	(1,307,199)
Net increase in shares outstanding	2,710,087	1,894,373

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Financial Highlights

				December 31,
	Year	Year	Year	2010*
	Ended	Ended	Ended	through
	November 30,	November 30,	November 30,	November 30,
	2014	2013	2012	2011
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.72	$10.51	$9.80	$10.00

Income From Investment Operations:
Net investment income	0.59	0.65	0.65	0.45
Net realized and unrealized gain/(loss)
on investments and swap contracts	(0.14)	0.27	0.73	(0.21)
Total from investment operations	0.45	0.92	1.38	0.24

Less Distributions:
Distributions from net investment income	(0.59)	(0.66)	(0.67)	(0.44)
Distributions from net realized gains	(0.11)	(0.05)	—	—
Total distributions	(0.70)	(0.71)	(0.67)	(0.44)

Net asset value, end of period	$10.47	$10.72	$10.51	$9.80

Total Return	4.26%	9.06%	14.42%	2.40	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$88,606	$61,657	$40,534	$14,793
Ratio of expenses to average net assets:
Net of fee waivers and expense reimbursements	0.98%	0.98%	0.98%	0.98	%+
Before fee waivers and expense reimbursements	1.00%	1.10%	1.30%	3.03	%+
Ratio of net investment income to average net assets:
Net of fee waivers and expense reimbursements	5.62%	6.22%	6.55%	5.67	%+
Before fee waivers and expense reimbursements	5.60%	6.10%	6.23%	3.62	%+
Portfolio turnover rate	31%	33%	36%	33	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PIA High Yield Fund
Notes to Financial Statements – November 30, 2014

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Currently, the Fund offers the Investor Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2011-2013, or expected to be taken in the Fund’s 2014 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

PIA High Yield Fund
Notes to Financial Statements – November 30, 2014 (continued)

For the year ended November 30, 2014, the Fund made the following permanent tax adjustments on the statement of assets and liabilities:

	Undistributed Net	Accumulated Net
	Investment Income	Realized Gain/(Loss)
High Yield Fund	$16,944	$(16,944)

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2014, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

PIA High Yield Fund
Notes to Financial Statements – November 30, 2014 (continued)

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term securities which mature in 60 days or less are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of November 30, 2014, the Fund did not hold illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of November 30, 2014, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) has determined that all the Rule 144A securities held by the Fund are considered liquid.

PIA High Yield Fund
Notes to Financial Statements – November 30, 2014 (continued)

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2014:

High Yield Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$81,611,987	$—	$81,611,987
Total Fixed Income	—	81,611,987	—	81,611,987
Short-Term Investments	5,575,141	—	—	5,575,141
Total Investments	$5,575,141	$81,611,987	$—	$87,187,128

Refer to the Fund’s Schedule of Investment for a detailed break-out of securities.  Transfers between levels are recognized at November 30, 2014, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2013	$39,317	$70,695
Accrued discounts/premiums	—	(11,827)
Realized gain/(loss)	(68,242)	(67,634)
Change in unrealized appreciation/(depreciation)	40,303	88,199
Purchases	—	11,410
Sales	(11,378)	(90,843)
Transfers in and/or out of Level 3	—	—
Balance as of November 30, 2014	$—	$—

On October 18, 2013, the Fund received a newly issued Platinum bond, due 2020 and common stock in exchange for the previously held Platinum bond, due 2015.  This exchange was the result of a balance sheet restructuring by Platinum Energy Solutions, Inc.  Since receipt of the newly issued securities, the Platinum bond, due 2020 had been

PIA High Yield Fund
Notes to Financial Statements – November 30, 2014 (continued)

priced by a single broker quote.  The common stock was valued based on the residual value assigned to the newly issued common stock at the time of the exchange.  As of November 30, 2014, the Fund no longer holds the Platinum common stock and bond.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.65% based upon the Fund’s average daily net assets.  For the year ended November 30, 2014, the Fund incurred $510,508 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.98% of average daily net assets.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended November 30, 2014, the Adviser reduced its fees in the amount of $17,883.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $166,394 at November 30, 2014.  The expense limitation will remain in effect through at least March 29, 2015, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2015	$90,626
2016	57,885
2017	17,883
$166,394

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the year ended November 30, 2014, the Fund incurred $40,519 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  For the year ended November 30, 2014, the High Yield Fund incurred $62,834 in fund accounting fees and $63,208 in transfer agent fees (excluding transfer agency out-of-pocket expenses and sub-ta fees).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the year ended November 30, 2014, the Fund incurred $9,068 in custody fees.

PIA High Yield Fund
Notes to Financial Statements – November 30, 2014 (continued)

For the year ended November 30, 2014, the Fund was allocated $5,575 of the Chief Compliance Officer fee.

At November 30, 2014, the Fund had payables due to USBFS for administration, fund accounting, transfer agency (excluding transfer agency out-of-pocket expenses and sub-ta fees) and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the amount of $12,730, $18,277, $14,928, $1,370, and $0, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2014, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government obligations) were $49,352,965 and $22,532,990. There were no purchases and sales of U.S. Government obligations during year ended November 30, 2014.

Note 6 – Derivative Instruments
The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund is subject to credit risk in the normal course of pursuing their investment objectives.  The Fund may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The effect of derivative instruments on the statement of operations for the year ended November 30, 2014 is as follows:

	Location of Gain on Derivatives
Derivative Type	Recognized in Income	Value
Credit contracts	Net realized gain on swap contracts	$1,217

For the year ended November 30, 2014, the monthly average gross notional amount of the credit default swaps held in the Fund was $333,333.  The Fund did not hold derivative instruments at November 30, 2014.

PIA High Yield Fund
Notes to Financial Statements – November 30, 2014 (continued)

Note 7 – Federal Income Tax Information
 The tax character of distributions paid during the years ended November 30, 2014 and November 30, 2013 was as follows:

	Nov. 30, 2014	Nov. 30, 2013
Ordinary income	$4,543,166	$3,054,085
Long-term capital gains	492,253	49,049

As of November 30, 2014, the components of capital on a tax basis were as follows:

High Yield Fund
Cost of investments (a)	$87,607,247
Gross unrealized appreciation	1,239,671
Gross unrealized depreciation	(1,659,790)
Net unrealized depreciation (a)	(420,119)
Undistributed ordinary income	234,107
Undistributed long-term capital gain	323,800
Total distributable earnings	557,907
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$137,788

    (a)The difference between book-basis and tax-basis net unrealized depreciation is attributable primarily to wash sales.

Note 8 – Other Tax Information (Unaudited)
For the year ended November 30, 2014, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Fund.  For shareholders in the Fund, none of the dividend income distributed for the year ended November 30, 2014 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

The Fund designated 3.58% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue section 871(k)(2)(c).

On December 29, 2014, the Fund distributed $0.05837513 per share of net investment income, $0.01549 per share of short-term capital gains and $0.03711 per share of long-term capital gains.

Note 9 – Subsequent Event – Class Name Change (Unaudited)
Effective at the close of business on December 31, 2014, the Investor class shares were re-designated as Institutional class shares.

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA High Yield Fund

We have audited the accompanying statement of assets and liabilities of the PIA High Yield Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period December 31, 2010 (commencement of operations) through November 30, 2011.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2014 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PIA High Yield Fund as of November 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period December 31, 2010 (commencement of operations) through November 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2015

PIA High Yield Fund
Notice to Shareholders – November 30, 2014
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-251-1970 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PIA High Yield Fund
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

				Number of	Other
			Principal	Portfolios in	Directorships
		Term of Office	Occupation	Fund Complex	Held During
Name, Address	Position Held	and Length of	During Past	Overseen by	Past Five
and Age	with the Trust	Time Served	Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

Gail S. Duree	Trustee	Indefinite term	Director, Alpha Gamma	6	Trustee,
(age 68)		since	Delta Housing		Advisors Series
615 E. Michigan Street		March 2014.	Corporation (collegiate		Trust (for series
Milwaukee, WI 53202			housing management)		not affiliated
			(2012 to present); Trustee		with the Funds);
			and Chair (2000 to 2012),		Independent
			New Covenant Mutual		Trustee from
			Funds (1999-2012);		1999 to 2012,
			Director and Board Member,		New Covenant
			Alpha Gamma Delta		Mutual Funds.
Foundation (philanthropic
organization) (2005 to 2011).

Donald E. O’Connor	Trustee	Indefinite term	Retired; former Financial	6	Trustee,
(age 78)		since	Consultant and former		Advisors Series
615 E. Michigan Street		February 1997.	Executive Vice President and		Trust (for series
Milwaukee, WI 53202			Chief Operating Officer of ICI		not affiliated
			Mutual Insurance Company		with the Funds);
			(until January 1997).		Trustee, The
Forward Funds
(33 portfolios).

George J. Rebhan	Trustee	Indefinite term	Retired; formerly President,	6	Trustee,
(age 80)		since	Hotchkis and Wiley Funds		Advisors Series
615 E. Michigan Street		May 2002.	(mutual funds) (1985 to 1993).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
			Principal	Portfolios in	Directorships
		Term of Office	Occupation	Fund Complex	Held During
Name, Address	Position Held	and Length of	During Past	Overseen by	Past Five
and Age	with the Trust	Time Served	Five Years	Trustee(2)	Years(3)

George T. Wofford	Trustee	Indefinite term	Retired; formerly Senior Vice	6	Trustee,
(age 75)		since	President, Federal Home Loan		Advisors Series
615 E. Michigan Street		February 1997.	Bank of San Francisco.		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).
Interested Trustee

Joe D. Redwine(4)	Interested	Indefinite term	President, CEO, U.S. Bancorp	6	Trustee,
(age 67)	Trustee	since	Fund Services, LLC		Advisors Series
615 E. Michigan Street		September 2008.	(May 1991 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
with the Funds).

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Joe D. Redwine	Chairman and	Indefinite term	President, CEO, U.S. Bancorp Fund Services, LLC
(age 67)	Chief Executive	since	(May 1991 to present).
615 E. Michigan Street	Officer	September 2007.
Milwaukee, WI 53202

Douglas G. Hess	President and	Indefinite term	Senior Vice President, Compliance and Administration,
(age 47)	Principal	since	U.S. Bancorp Fund Services, LLC (March 1997 to present).
615 E. Michigan Street	Executive	June 2003.
Milwaukee, WI 53202	Officer

Cheryl L. King	Treasurer and	Indefinite term	Vice President, Compliance and Administration,
(age 53)	Principal	since	U.S. Bancorp Fund Services, LLC (October 1998 to present).
615 E. Michigan Street	Financial	December 2007.
Milwaukee, WI 53202	Officer

Kevin J. Hayden	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 43)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Albert Sosa	Assistant	Indefinite term	Assistant Vice President, Compliance and Administration,
(age 44)	Treasurer	since	U.S. Bancorp Fund Services, LLC (June 2004 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Michael L. Ceccato	Vice President,	Indefinite term	Senior Vice President, U.S. Bancorp Fund Services, LLC
(age 57)	Chief	since	(February 2008 to present).
615 E. Michigan Street	Compliance	September 2009.
Milwaukee, WI 53202	Officer and
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite term	Senior Vice President and Counsel, U.S. Bancorp
(age 49)		since	Fund Services, LLC (May 2006 to present).
615 E. Michigan Street		June 2007.
Milwaukee, WI 53202

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2014, the Trust is comprised of 45 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, the PIA High Yield (MACS) Fund, the PIA MBS Bond Fund, the PIA Short Duration Bond Fund and the PIA Short-Term Securities Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2014	FYE 11/30/2013
Audit Fees	$61,600	$59,600
Audit-Related Fees	N/A	N/A
Tax Fees	$12,800	$12,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2014	FYE 11/30/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2014	FYE 11/30/2013
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*        /s/ Douglas G. Hess
Douglas G. Hess, President

Date   2/04/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Douglas G. Hess
Douglas G. Hess, President

Date   2/04/15

By (Signature and Title)*        /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   2/04/15

* Print the name and title of each signing officer under his or her signature.